UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	January 1, 2018 — June 30, 2018

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Semiannual report
6 | 30 | 18

Putnam VT
Global Asset Allocation Fund

Message from the Trustees

August 13, 2018

Dear Shareholder:

During the first half of 2018, conditions became more challenging for global financial markets. After an extended period of record advances and low volatility, a downturn early in the year pushed stocks into a brief correction. The market has since rallied, but both stocks and bonds have been more volatile, due in part to uncertainty surrounding trade policy and interest rates. Fortunately, navigating a change in market trends is nothing new to Putnam’s experienced investment professionals, who continue to monitor risks and seek opportunities.

We would like to take this opportunity to extend our thanks to Jameson A. Baxter, who retired from her position as Chair of your Board of Trustees on June 30, 2018. It is hard to express in a few words the extent of Jamie’s commitment to protecting the interests of Putnam shareholders like you. In addition to her professional and directorship experience, Jamie brought intelligence, insight, and compassion to a board she served for decades. Jamie began as a Trustee in 1994, served as Vice Chair for six years, and became Chair in 2011. We are also pleased to announce the appointment of Kenneth R. Leibler as your new Board of Trustees Chair. Ken became a Trustee in 2006, has served as Vice Chair since 2016, and now leads the Board in overseeing your fund and protecting your interests.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. Stock and bond prices may fall or fail to rise over time for several reasons, including general financial market conditions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Investments in small and/ or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. You can lose money by investing in the fund.

Performance summary (as of 6/30/18)

Investment objective
Long-term return consistent with preservation of capital

Net asset value June 30, 2018
Class IA: $16.30	Class IB: $16.51

Total return at net asset value
				Putnam
				Balanced
(as of	Class IA	Class IB	Russell 3000	Blended
6/30/18)	shares*	shares†	Index	Benchmark
6 months	–0.10%	–0.25%	3.22%	0.82%
1 year	8.13	7.81	14.78	7.96
5 years	52.90	50.96	86.66	49.79
Annualized	8.86	8.59	13.29	8.42
10 years	106.67	101.75	164.83	104.40
Annualized	7.53	7.27	10.23	7.41
Life	873.33	823.17	1,923.83	—
Annualized	7.77	7.58	10.42	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Investment Management, LLC, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND), and 5% of which is the JPMorgan Developed High Yield Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

Putnam VT Global Asset Allocation Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/18 to 6/30/18. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios
	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/17	0.86%	1.11%
Annualized expense ratio for the six-month
period ended 6/30/18	0.84%	1.09%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000
Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/18		ended 6/30/18
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.16	$5.40	$4.21	$5.46
Ending value
(after
expenses)	$999.00	$997.50	$1,020.63	$1,019.39

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/18. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Global Asset Allocation Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Global Asset Allocation Fund 3

The fund’s portfolio 6/30/18 (Unaudited)

COMMON STOCKS (57.1%)*	Shares	Value

Basic materials (2.2%)
Air Products & Chemicals, Inc.	1,407	$219,112
Anglo American PLC (United Kingdom)	6,122	135,956
ArcelorMittal SA (France)	4,759	138,977
Arkema SA (France)	742	87,674
BASF SE (Germany)	1,756	167,865
BHP Billiton, Ltd. (Australia)	8,386	210,447
BlueScope Steel, Ltd. (Australia)	3,052	38,984
Boliden AB (Sweden)	923	29,867
Cabot Corp.	870	53,740
Celanese Corp. Ser. A	1,369	152,041
CIMIC Group, Ltd. (Australia)	1,253	39,224
Covestro AG (Germany)	1,601	142,756
Domtar Corp.	1,281	61,155
Evonik Industries AG (Germany)	2,676	91,608
Formosa Chemicals & Fibre Corp. (Taiwan)	17,000	67,747
Huntsman Corp.	6,994	204,225
Mitsubishi Chemical Holdings Corp. (Japan)	8,800	73,713
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,600	36,273
Newmont Mining Corp.	5,997	226,147
nVent Electric PLC (United Kingdom) †	2,284	57,328
Packaging Corp. of America	1,820	203,458
Rio Tinto PLC (United Kingdom)	2,549	140,585
Royal Gold, Inc.	611	56,725
Sealed Air Corp.	1,114	47,289
Taisei Corp. (Japan)	1,400	77,261
Univar, Inc. †	1,266	33,220
W.R. Grace & Co.	1,599	117,223
Weyerhaeuser Co. R	5,856	213,510
		3,124,110
Capital goods (4.3%)
ACS Actividades de Construccion y Servicios
SA (Spain)	3,177	128,510
AECOM †	1,606	53,046
Allison Transmission Holdings, Inc.	4,314	174,674
Avery Dennison Corp.	1,485	151,619
Berry Plastics Group, Inc. †	2,802	128,724
Boeing Co. (The)	4,190	1,405,787
BWX Technologies, Inc.	1,450	90,364
Cummins, Inc.	2,573	342,209
Faurecia SA (France)	1,413	100,550
Gardner Denver Holdings, Inc. †	1,752	51,491
HD Supply Holdings, Inc. †	1,788	76,687
Hitachi, Ltd. (Japan)	24,000	169,430
Honeywell International, Inc.	3,490	502,735
Ingersoll-Rand PLC	3,538	317,465
JTEKT Corp (Japan)	2,300	31,327
L3 Technologies, Inc.	171	32,887
Lockheed Martin Corp.	1,276	376,969
Mitsubishi Electric Corp. (Japan)	3,300	43,949
Northrop Grumman Corp.	1,854	570,476
Pentair PLC	2,479	104,316
Raytheon Co.	1,788	345,406
Republic Services, Inc.	1,737	118,741
Sandvik AB (Sweden)	9,063	160,613
SKF AB Class B (Sweden)	3,588	66,686

COMMON STOCKS (57.1%)* cont.	Shares	Value

Capital goods cont.
Teledyne Technologies, Inc. †	195	$38,817
Vinci SA (France)	1,586	152,327
WABCO Holdings, Inc. †	617	72,201
Waste Management, Inc.	3,004	244,345
		6,052,351
Communication services (1.6%)
ACC Claims Holdings, LLC Class A (Units) F	45,210	271
ARRIS International PLC †	1,850	45,223
BT Group PLC (United Kingdom)	27,358	78,718
KDDI Corp. (Japan)	6,800	186,161
Nippon Telegraph & Telephone Corp. (Japan)	3,600	163,750
NTT DoCoMo, Inc. (Japan)	3,400	86,678
Swisscom AG (Switzerland)	275	122,937
Telstra Corp., Ltd. (Australia)	49,050	95,105
Verizon Communications, Inc.	28,932	1,455,569
		2,234,412
Communications equipment (1.0%)
Avaya Holdings Corp. †	571	11,466
Cisco Systems, Inc.	33,526	1,442,624
		1,454,090
Computers (2.1%)
Amadeus IT Holding SA Class A (Spain)	1,472	115,981
Apple, Inc.	7,386	1,367,222
Fortinet, Inc. †	4,462	278,563
Fujitsu, Ltd. (Japan)	1,000	6,068
HP, Inc.	15,003	340,418
MSCI, Inc.	796	131,682
NetApp, Inc.	5,440	427,203
Nuance Communications, Inc. †	6,051	84,018
Otsuka Corp. (Japan)	1,600	62,792
Synopsys, Inc. †	1,773	151,716
TDK Corp. (Japan)	1,000	102,245
		3,067,908
Conglomerates (0.3%)
AMETEK, Inc.	2,118	152,835
Marubeni Corp. (Japan)	15,500	118,313
Mitsui & Co., Ltd. (Japan)	8,100	135,165
		406,313
Consumer cyclicals (8.1%)
ABC-Mart, Inc. (Japan)	800	43,788
Amazon.com, Inc. †	630	1,070,874
Automatic Data Processing, Inc.	2,782	373,177
Berkeley Group Holdings PLC (The) (United Kingdom)	2,265	113,122
Booz Allen Hamilton Holding Corp.	2,498	109,238
Caesars Entertainment Corp. †	630	6,741
Carnival Corp.	5,379	308,270
Dai Nippon Printing Co., Ltd. (Japan)	1,700	38,064
Dollar General Corp.	1,543	152,140
Dollar Tree, Inc. †	1,266	107,610
Extended Stay America, Inc. (Units)	4,222	91,237
Fiat Chrysler Automobiles NV (Italy) †	7,712	146,805
FleetCor Technologies, Inc. †	1,067	224,764
Ford Motor Co.	43,808	484,955
Galaxy Entertainment Group, Ltd. (Hong Kong)	19,000	147,121
Harvey Norman Holdings, Ltd. (Australia)	9,678	23,779
Hermes International (France)	45	27,504
Hilton Worldwide Holdings, Inc.	3,482	275,635
Home Depot, Inc. (The)	6,963	1,358,481
Honda Motor Co., Ltd. (Japan)	1,400	41,134

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.1%)* cont.	Shares	Value

Consumer cyclicals cont.
Hyatt Hotels Corp. Class A	1,097	$84,634
Industrivarden AB Class A (Sweden)	2,399	48,501
KAR Auction Services, Inc.	2,144	117,491
Las Vegas Sands Corp.	4,113	314,069
Liberty SiriusXM Group Class A †	1,364	61,448
lululemon athletica, Inc. (Canada) †	2,800	349,580
Madison Square Garden Co. (The) Class A †	279	86,543
Mastercard, Inc. Class A	1,150	225,998
Michael Kors Holdings, Ltd. †	4,423	294,572
News Corp. Class A	4,408	68,324
Next PLC (United Kingdom)	226	18,042
Owens Corning	2,766	175,281
Peugeot SA (France)	6,513	148,518
ProSiebenSat.1 Media SE (Germany)	3,264	82,761
PVH Corp.	2,323	347,800
Ralph Lauren Corp.	589	74,049
Randstad Holding NV (Netherlands)	719	42,197
Ross Stores, Inc.	4,957	420,106
Royal Caribbean Cruises, Ltd.	3,034	314,322
RTL Group SA (Belgium)	635	43,056
ServiceMaster Global Holdings, Inc. †	1,300	77,311
Signet Jewelers, Ltd.	2,014	112,281
Sony Corp. (Japan)	700	35,811
Suzuki Motor Corp. (Japan)	200	11,052
Tapestry, Inc.	754	35,219
Taylor Wimpey PLC (United Kingdom)	58,218	137,423
Tiffany & Co.	2,796	367,954
Toll Brothers, Inc.	4,131	152,806
Toppan Printing Co., Ltd. (Japan)	6,000	47,040
Total System Services, Inc.	2,002	169,209
Toyota Motor Corp. (Japan)	1,600	103,617
TUI AG (Germany)	5,150	112,967
Twenty-First Century Fox, Inc.	3,703	182,447
VF Corp.	3,000	244,560
Visteon Corp. †	913	117,996
Volvo AB (Sweden)	8,976	142,976
Walt Disney Co. (The)	5,835	611,566
Wyndham Destinations, Inc.	5,060	224,006
		11,347,972
Consumer staples (4.5%)
Asahi Group Holdings, Ltd. (Japan)	300	15,369
Ashtead Group PLC (United Kingdom)	2,128	63,385
Associated British Foods PLC (United Kingdom)	2,627	94,717
Coca-Cola Amatil, Ltd. (Australia)	8,213	55,918
Coca-Cola Co. (The)	17,139	751,717
ConAgra Foods, Inc.	5,545	198,123
Dr. Pepper Snapple Group, Inc.	1,273	155,306
Estee Lauder Cos., Inc. (The) Class A	2,597	370,566
Hershey Co. (The)	2,357	219,342
Ingredion, Inc.	935	103,505
ITOCHU Corp. (Japan)	7,800	141,431
J Sainsbury PLC (United Kingdom)	36,237	153,558
Kao Corp. (Japan)	900	68,690
Kirin Holdings Co., Ltd. (Japan)	2,700	72,259
Koninklijke Ahold Delhaize NV (Netherlands)	7,251	173,474
LKQ Corp. †	3,424	109,226
ManpowerGroup, Inc.	1,284	110,501

COMMON STOCKS (57.1%)* cont.	Shares	Value

Consumer staples cont.
Marine Harvest ASA (Norway)	3,431	$68,316
Molson Coors Brewing Co. Class B	3,182	216,503
Mondelez International, Inc. Class A	12,448	510,368
Nestle SA (Switzerland)	1,168	90,423
PepsiCo, Inc.	8,642	940,855
Pinnacle Foods, Inc.	1,839	119,645
Pola Orbis Holdings, Inc. (Japan)	1,500	66,048
Procter & Gamble Co. (The)	2,531	197,570
Swedish Match AB (Sweden)	2,060	101,972
Sysco Corp.	6,327	432,071
Tesco PLC (United Kingdom)	15,621	52,909
Walgreens Boots Alliance, Inc.	7,150	429,107
WH Group, Ltd. (Hong Kong)	126,500	103,030
WM Morrison Supermarkets PLC (United Kingdom)	5,284	17,555
Woolworths Group, Ltd. (Australia)	5,727	129,352
		6,332,811
Electronics (2.0%)
Agilent Technologies, Inc.	5,199	321,506
Hoya Corp. (Japan)	2,800	159,303
Jabil, Inc.	1,907	52,748
Keyence Corp. (Japan)	100	56,505
Keysight Technologies, Inc. †	1,944	114,754
NVIDIA Corp.	5,424	1,284,946
Rockwell Automation, Inc.	1,528	253,999
Samsung Electronics Co., Ltd. (South Korea)	3,106	130,009
SK Hynix, Inc. (South Korea)	1,019	78,356
Texas Instruments, Inc.	2,652	292,383
		2,744,509
Energy (3.2%)
ConocoPhillips	10,045	699,333
Equinor ASA (Norway)	6,140	162,504
Formosa Petrochemical Corp. (Taiwan)	7,000	28,125
Halcon Resources Corp. †	899	3,947
Halliburton Co.	12,470	561,898
MWO Holdings, LLC (Units) F	15	1,215
Nine Point Energy F	107	1,472
Occidental Petroleum Corp.	7,997	669,189
OMV AG (Austria)	177	10,027
ONEOK, Inc.	2,853	199,225
PBF Energy, Inc. Class A	3,558	149,187
Repsol SA (Spain)	8,965	175,065
Royal Dutch Shell PLC Class B (United Kingdom)	7,509	268,586
SandRidge Energy, Inc. †	431	7,646
Tervita Corp. Class A (Canada)	16	122
TOTAL SA (France)	4,596	279,489
Valero Energy Corp.	7,982	884,645
Williams Cos., Inc. (The)	14,153	383,688
		4,485,363
Financials (10.7%)
3i Group PLC (United Kingdom)	8,302	98,635
ABN AMRO Group NV GDR (Netherlands)	4,988	129,096
Aegon NV (Netherlands)	2,379	14,216
Ageas (Belgium)	2,905	146,473
AGNC Investment Corp. R	1,838	34,168
Allianz SE (Germany)	1,033	213,457
Ally Financial, Inc.	6,810	178,899
American Financial Group, Inc.	624	66,974
American Homes 4 Rent R	3,662	81,223

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (57.1%)* cont.	Shares	Value

Financials cont.
Ameriprise Financial, Inc.	2,299	$321,584
Apartment Investment & Management Co. Class A R	1,673	70,768
Apple Hospitality REIT, Inc. R	2,600	46,488
Assurant, Inc.	1,277	132,157
Athene Holding, Ltd. Class A †	1,979	86,759
AXA SA (France)	6,052	148,269
Axis Capital Holdings, Ltd.	722	40,158
BGC Partners, Inc. Class A	4,847	54,868
BNP Paribas SA (France)	2,170	134,506
Brandywine Realty Trust R	2,971	50,150
Brixmor Property Group, Inc. R	6,227	108,537
Broadridge Financial Solutions, Inc.	1,285	147,904
Capital One Financial Corp.	3,596	330,472
CBRE Group, Inc. Class A †	3,015	143,936
Cheung Kong Property Holdings, Ltd. (Hong Kong)	19,000	150,874
CIT Group, Inc.	3,749	188,987
Citigroup, Inc.	21,595	1,445,137
CoreLogic, Inc. †	764	39,652
CTBC Financial Holding Co., Ltd. (Taiwan)	63,000	45,356
Daiwa Securities Group, Inc. (Japan)	3,000	17,431
Discover Financial Services	3,887	273,684
DNB ASA (Norway)	7,616	148,554
Douglas Emmett, Inc. R	1,267	50,908
Duke Realty Corp. R	3,886	112,811
E*Trade Financial Corp. †	7,251	443,471
Empire State Realty Trust, Inc. Class A R	2,020	34,542
Equity Lifestyle Properties, Inc. R	606	55,691
Equity Residential Trust R	3,563	226,927
Fifth Third Bancorp	10,305	295,754
First Hawaiian, Inc.	1,804	52,352
Gaming and Leisure Properties, Inc. R	1,586	56,779
Goldman Sachs Group, Inc. (The)	1,375	303,284
Hartford Financial Services Group, Inc. (The)	4,977	254,474
HCP, Inc. R	5,732	148,000
Highwoods Properties, Inc. R	1,425	72,290
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	1,100	33,089
HSBC Holdings PLC (United Kingdom)	4,735	44,399
Hudson Pacific Properties, Inc. R	1,567	55,519
Industrial Bank of Korea (South Korea)	3,783	52,273
Japan Post Bank Co., Ltd. (Japan)	800	9,321
Jones Lang LaSalle, Inc.	571	94,780
JPMorgan Chase & Co.	18,017	1,877,371
Kerry Properties, Ltd. (Hong Kong)	5,500	26,324
Legal & General Group PLC (United Kingdom)	44,126	154,860
Liberty Property Trust R	1,552	68,800
Life Storage, Inc. R	518	50,407
Lincoln National Corp.	2,618	162,971
Lloyds Banking Group PLC (United Kingdom)	45,108	37,526
Loews Corp.	3,736	180,374
Macquarie Group, Ltd. (Australia)	1,020	93,337
MetLife, Inc.	7,208	314,269
Mitsubishi UFJ Financial Group, Inc. (Japan)	5,600	31,921
Mizuho Financial Group, Inc. (Japan)	100,300	168,956
Morgan Stanley	11,420	541,308
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen (Germany)	743	157,459
New Residential Investment Corp. R	3,447	60,288

COMMON STOCKS (57.1%)* cont.	Shares	Value

Financials cont.
Nomura Real Estate Holdings, Inc. (Japan)	1,400	$31,082
Northern Trust Corp.	1,239	127,481
ORIX Corp. (Japan)	9,100	144,002
Outfront Media, Inc. R	1,744	33,921
Paramount Group, Inc. R	2,747	42,304
Park Hotels & Resorts, Inc. R	3,311	101,416
Partners Group Holding AG (Switzerland)	90	66,016
Persimmon PLC (United Kingdom)	3,795	126,830
Popular, Inc. (Puerto Rico)	880	39,785
Principal Financial Group, Inc.	2,210	117,020
Prudential Financial, Inc.	3,954	369,739
Rayonier, Inc. R	1,242	48,053
Regions Financial Corp.	21,169	376,385
RenaissanceRe Holdings, Ltd.	437	52,580
Resona Holdings, Inc. (Japan)	25,900	138,629
Santander Consumer USA Holdings, Inc.	3,706	70,748
Senior Housing Properties Trust R	2,379	43,036
SL Green Realty Corp. R	1,557	156,525
Spirit Realty Capital, Inc. R	12,470	100,134
Starwood Property Trust, Inc. R	3,137	68,104
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,800	186,685
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,200	47,614
Sun Communities, Inc. R	647	63,328
Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	60,365
Swiss Re AG (Switzerland)	1,065	92,025
Synovus Financial Corp.	1,223	64,611
U.S. Bancorp	7,236	361,945
United Overseas Bank, Ltd. (Singapore)	5,000	98,202
Validus Holdings, Ltd.	822	55,567
Vornado Realty Trust R	1,949	144,070
WP Carey, Inc. R	520	34,502
XL Group, Ltd. (Bermuda)	3,221	180,215
		15,055,126
Health care (7.1%)
AbbVie, Inc.	3,542	328,166
ABIOMED, Inc. †	919	375,917
Alfresa Holdings Corp. (Japan)	500	11,764
Allergan PLC	573	95,531
Amgen, Inc.	2,914	537,895
Anthem, Inc.	2,750	654,583
Astellas Pharma, Inc. (Japan)	10,800	164,758
Baxter International, Inc.	4,850	358,124
Biogen, Inc. †	597	173,273
Boston Scientific Corp. †	10,260	335,502
Bristol-Myers Squibb Co.	9,840	544,546
Celgene Corp. †	1,677	133,187
Centene Corp. †	2,095	258,125
Charles River Laboratories International, Inc. †	856	96,095
Cigna Corp.	2,511	426,744
Dentsply Sirona, Inc.	4,708	206,069
Eli Lilly & Co.	6,240	532,459
Fresenius Medical Care AG & Co., KGaA (Germany)	1,614	162,923
Gilead Sciences, Inc.	4,462	316,088
GlaxoSmithKline PLC (United Kingdom)	6,369	128,500
Hill-Rom Holdings, Inc.	517	45,155
Humana, Inc.	1,405	418,170
Ipsen SA (France)	272	42,631
Johnson & Johnson	6,297	764,078

6 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (57.1%)* cont.	Shares	Value

Health care cont.
McKesson Corp.	2,783	$371,252
Medipal Holdings Corp. (Japan)	1,700	34,210
Merck & Co., Inc.	9,697	588,608
Novartis AG (Switzerland)	4,000	302,978
Pfizer, Inc.	8,559	310,521
Recordati SpA (Italy)	2,903	115,191
Roche Holding AG (Switzerland)	1,328	295,500
Shionogi & Co., Ltd. (Japan)	2,300	118,225
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	100	11,715
UCB SA (Belgium)	1,244	97,518
Vertex Pharmaceuticals, Inc. †	973	165,371
Waters Corp. †	271	52,463
WellCare Health Plans, Inc. †	776	191,082
Zoetis, Inc.	2,411	205,393
		9,970,310
Semiconductor (0.4%)
Applied Materials, Inc.	4,228	195,291
KLA-Tencor Corp.	2,749	281,855
Taiwan Semiconductor Manufacturing Co.,
Ltd. (Taiwan)	17,000	120,718
		597,864
Software (2.5%)
Amdocs, Ltd.	2,020	133,704
Black Knight, Inc. †	1,476	79,040
CA, Inc.	3,844	137,039
Cadence Design Systems, Inc. †	3,481	150,762
F5 Networks, Inc. †	1,421	245,051
Intuit, Inc.	2,807	573,484
Microsoft Corp.	9,746	961,053
Nexon Co., Ltd. (Japan) †	1,600	23,253
Oracle Corp.	19,832	873,798
Red Hat, Inc. †	2,487	334,178
		3,511,362
Technology services (4.1%)
Alphabet, Inc. Class A †	2,457	2,774,420
Cognizant Technology Solutions Corp. Class A	4,974	392,896
Dell Technologies, Inc. Class V †	2,605	220,331
Dun & Bradstreet Corp. (The)	951	116,640
Facebook, Inc. Class A †	4,794	931,570
Fidelity National Information Services, Inc.	2,168	229,873
IBM Corp.	3,819	533,514
Leidos Holdings, Inc.	1,137	67,083
Palo Alto Networks, Inc. †	1,854	380,941
Zebra Technologies Corp. Class A †	608	87,096
		5,734,364
Transportation (1.1%)
Aena SME SA (Spain)	313	56,778
ANA Holdings, Inc. (Japan)	1,600	58,803
Central Japan Railway Co. (Japan)	800	165,903
Copa Holdings SA Class A (Panama)	551	52,136
Delta Air Lines, Inc.	9,542	472,711
Deutsche Lufthansa AG (Germany)	1,689	40,616
Expeditors International of Washington, Inc.	1,914	139,913
International Consolidated Airlines Group SA (Spain)	12,557	110,149
Japan Airlines Co., Ltd. (Japan)	1,700	60,313
Kansas City Southern	1,659	175,788
Royal Mail PLC (United Kingdom)	15,614	104,054
Singapore Airlines, Ltd. (Singapore)	3,600	28,245
Yangzijiang Shipbuilding Holdings, Ltd. (China)	17,900	11,890
		1,477,299

COMMON STOCKS (57.1%)* cont.	Shares	Value

Utilities and power (1.9%)
AES Corp.	9,831	$131,834
Ameren Corp.	2,706	164,660
American Electric Power Co., Inc.	1,850	128,113
Atmos Energy Corp.	735	66,253
CenterPoint Energy, Inc.	6,328	175,349
CMS Energy Corp.	4,022	190,160
Enel SpA (Italy)	30,104	166,780
ENGIE SA (France)	3,178	48,636
Eni SpA (Italy)	9,255	171,838
Entergy Corp.	4,173	337,137
Evergy, Inc.	1,494	83,888
Kinder Morgan, Inc.	21,939	387,662
NRG Energy, Inc.	7,784	238,969
OGE Energy Corp.	2,686	94,574
Pinnacle West Capital Corp.	1,312	105,695
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	1,923	1,038
UGI Corp.	3,001	156,262
		2,648,848

Total common stocks (cost $71,601,364)		$80,245,012

CORPORATE BONDS AND NOTES (15.7%)*	Principal amount	Value

Basic materials (1.2%)
A Schulman, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 6/1/23	$5,000	$5,265
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	10,000	10,763
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 5.95%, 1/15/21	10,000	10,050
American Woodmark Corp. 144A company
guaranty sr. unsec. notes 4.875%, 3/15/26	20,000	19,000
ArcelorMittal SA sr. unsec. unsub. bonds 6.125%,
6/1/25 (France)	10,000	10,763
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	15,000	17,223
Beacon Escrow Corp. 144A sr. unsec. notes
4.875%, 11/1/25	10,000	9,194
Beacon Roofing Supply, Inc. company
guaranty sr. unsec. unsub. notes 6.375%, 10/1/23	15,000	15,488
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	20,000	20,552
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	25,000	24,375
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	25,000	25,063
Builders FirstSource, Inc. 144A company
guaranty sr. unsub. notes 5.625%, 9/1/24	25,000	24,313
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24	15,000	14,625
BWAY Holding Co. 144A sr. unsec. notes
7.25%, 4/15/25	30,000	29,250
Celanese US Holdings, LLC company
guaranty sr. unsec. unsub. notes 4.625%,
11/15/22 (Germany)	22,000	22,617
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	15,000	12,675
CF Industries, Inc. 144A company
guaranty sr. notes 4.50%, 12/1/26	50,000	49,645
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	10,000	9,675

Putnam VT Global Asset Allocation Fund 7

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 7.00%, 5/15/25	$10,000	$10,725
Chemours Co. (The) company guaranty sr. unsec.
unsub. notes 6.625%, 5/15/23	5,000	5,244
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	25,000	23,250
Cornerstone Chemical Co. 144A company
guaranty sr. notes 6.75%, 8/15/24	20,000	19,600
CPG Merger Sub, LLC 144A company
guaranty sr. unsec. notes 8.00%, 10/1/21	7,000	7,088
Crown Americas, LLC/Crown Americas Capital Corp.
VI 144A company guaranty sr. unsec. notes
4.75%, 2/1/26	5,000	4,750
E. I. du Pont de Nemours & Co. sr. unsec.
notes 3.625%, 1/15/21	95,000	96,236
Eastman Chemical Co. sr. unsec. notes
3.80%, 3/15/25	40,000	39,553
Flex Acquisition Co., Inc. 144A sr. unsec.
notes 6.875%, 1/15/25	15,000	14,438
Freeport-McMoRan, Inc. company guaranty sr.
unsec. notes 6.875%, 2/15/23 (Indonesia)	20,000	21,074
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	15,000	14,738
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	87,000	87,471
Glencore Funding, LLC 144A company
guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	59,000	56,773
HudBay Minerals, Inc. 144A company guaranty sr.
unsec. notes 7.625%, 1/15/25 (Canada)	10,000	10,475
Huntsman International, LLC company guaranty
sr. unsec. unsub. notes 4.875%, 11/15/20	20,000	20,300
IHS Markit, Ltd. 144A sr. unsec. notes 7.875%, 7/15/26	5,000	4,981
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26	20,000	18,850
International Paper Co. sr. unsec.
unsub. notes 3.00%, 2/15/27	30,000	27,156
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	10,000	11,000
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. 144A company guaranty sr. unsec.
notes 7.00%, 4/15/25	10,000	10,350
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	25,000	24,563
Mercer International, Inc. company guaranty sr.
unsec. notes 7.75%, 12/1/22 (Canada)	4,000	4,200
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	10,000	10,125
Mercer International, Inc. 144A sr. unsec.
notes 5.50%, 1/15/26 (Canada)	5,000	4,850
Methanex Corp. sr. unsec. unsub. notes 5.65%,
12/1/44 (Canada)	45,000	43,723
Methanex Corp. sr. unsec. unsub. notes 3.25%,
12/15/19 (Canada)	6,000	5,975
New Gold, Inc. 144A company guaranty sr. unsec.
unsub. notes 6.25%, 11/15/22 (Canada)	10,000	10,100
New Gold, Inc. 144A sr. unsec. notes 6.375%,
5/15/25 (Canada)	5,000	4,950
NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%,
6/1/27 (Canada)	11,000	10,251
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	30,000	28,725

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
Novelis Corp. 144A company guaranty sr. unsec.
notes 6.25%, 8/15/24	$10,000	$9,988
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	20,000	20,700
Packaging Corp. of America sr. unsec.
unsub. notes 4.50%, 11/1/23	45,000	46,550
Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26	15,000	14,419
Platform Specialty Products Corp. 144A company
guaranty sr. unsec. notes 5.875%, 12/1/25	5,000	4,888
Platform Specialty Products Corp. 144A sr. unsec.
notes 6.50%, 2/1/22	5,000	5,088
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	10,000	9,850
Sherwin-Williams Co. (The) sr. unsec.
unsub. bonds 3.45%, 6/1/27	35,000	33,067
Sherwin-Williams Co. (The) sr. unsec.
unsub. notes 2.75%, 6/1/22	15,000	14,535
Smurfit Kappa Treasury Funding, Ltd. company
guaranty sr. unsec. unsub. notes 7.50%,
11/20/25 (Ireland)	15,000	17,906
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 5.00%, 12/15/26	5,000	5,000
Steel Dynamics, Inc. company guaranty sr. unsec.
notes 4.125%, 9/15/25	5,000	4,794
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 10/1/24	20,000	20,375
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 5.25%, 4/15/23	3,000	3,026
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 4.75%, 1/15/22 (Canada)	5,000	5,010
Teck Resources, Ltd. company guaranty sr. unsec.
unsub. notes 3.75%, 2/1/23 (Canada)	5,000	4,744
Teck Resources, Ltd. 144A company
guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)	5,000	5,469
TMS International Corp. 144A sr. unsec.
notes 7.25%, 8/15/25	15,000	15,338
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	15,000	14,400
Trinseo Materials Operating SCA/Trinseo Materials
Finance, Inc. 144A sr. unsec. notes 5.375%,
9/1/25 (Luxembourg)	15,000	14,888
Tronox Finance PLC 144A company
guaranty sr. unsec. notes 5.75%, 10/1/25
(United Kingdom)	5,000	4,856
Tronox, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 4/15/26	10,000	9,938
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	20,000	20,050
Univar USA, Inc. 144A company guaranty sr. unsec.
notes 6.75%, 7/15/23	10,000	10,313
USG Corp. 144A company guaranty sr. unsec.
bonds 4.875%, 6/1/27	20,000	20,450
USG Corp. 144A company guaranty sr. unsec.
notes 5.50%, 3/1/25	10,000	10,275
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	10,000	9,738
Westlake Chemical Corp. company guaranty sr.
unsec. unsub. bonds 4.375%, 11/15/47	55,000	50,685
Westlake Chemical Corp. company
guaranty sr. unsec. unsub. notes 3.60%, 8/15/26	31,000	29,412

8 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 8.20%, 1/15/30	$35,000	$46,279
WestRock MWV, LLC company guaranty sr. unsec.
unsub. notes 7.95%, 2/15/31	10,000	13,121
Weyerhaeuser Co. sr. unsec. unsub. notes
7.375%, 3/15/32 R	48,000	61,013
WR Grace & Co.- Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,425
Zekelman Industries, Inc. 144A company
guaranty sr. notes 9.875%, 6/15/23	15,000	16,425
		1,565,065
Capital goods (0.7%)
Advanced Disposal Services, Inc. 144A sr. unsec.
notes 5.625%, 11/15/24	15,000	14,925
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 5.00%, 10/1/24	15,000	14,756
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	5,000	4,663
American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 7.75%, 11/15/19	17,000	17,850
ATS Automation Tooling Systems, Inc. 144A
sr. unsec. notes 6.50%, 6/15/23 (Canada)	10,000	10,247
Berry Global, Inc. company guaranty notes
5.50%, 5/15/22	10,000	10,089
Berry Global, Inc. company
guaranty unsub. notes 5.125%, 7/15/23	10,000	9,913
Berry Global, Inc. 144A notes 4.50%, 2/15/26	5,000	4,663
Bombardier, Inc. 144A sr. unsec. notes 8.75%,
12/1/21 (Canada)	15,000	16,519
Bombardier, Inc. 144A sr. unsec. notes 7.50%,
12/1/24 (Canada)	20,000	21,025
Briggs & Stratton Corp. company
guaranty sr. unsec. notes 6.875%, 12/15/20	45,000	47,813
Cortes NP Acquisition Corp. 144A sr. unsec.
notes 9.25%, 10/15/24	10,000	9,800
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	10,800
FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24	15,000	14,663
Gates Global, LLC/Gates Global Co. 144A company
guaranty sr. unsec. notes 6.00%, 7/15/22	14,000	14,175
General Dynamics Corp. company
guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	28,741
GFL Environmental, Inc. 144A sr. unsec.
notes 5.375%, 3/1/23 (Canada)	5,000	4,625
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	20,000	20,450
Honeywell International, Inc. sr. unsec.
bonds 3.812%, 11/21/47	55,000	53,849
Honeywell International, Inc. sr. unsec.
unsub. notes 4.25%, 3/1/21	40,000	41,207
Hulk Finance Corp. 144A sr. unsec. notes 7.00%,
6/1/26 (Canada)	20,000	19,050
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	61,814
Johnson Controls International PLC sr. unsec.
unsub. bonds 4.50%, 2/15/47	20,000	19,092
L3 Technologies, Inc. company guaranty sr. unsec.
bonds 3.85%, 12/15/26	8,000	7,698
MasTec, Inc. company guaranty sr. unsec.
unsub. notes 4.875%, 3/15/23	10,000	9,681

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Capital goods cont.
Oshkosh Corp. company guaranty sr. unsec.
sub. notes 5.375%, 3/1/25	$25,000	$25,625
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	30,000	29,925
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	20,000	20,250
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40	20,000	22,548
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	15,000	14,100
Republic Services, Inc. sr. unsec. notes
3.95%, 5/15/28	50,000	49,324
Rockwell Collins, Inc. sr. unsec. bonds
4.35%, 4/15/47	55,000	52,529
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	10,000	9,925
Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 5.375%, 12/15/24	10,000	9,525
Titan Acquisition, Ltd./Titan Co-Borrower, LLC.
144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	15,000	13,988
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.50%, 5/15/25	5,000	5,056
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	20,000	19,850
TransDigm, Inc. company guaranty sr. unsec.
unsub. notes 6.50%, 7/15/24	8,000	8,140
Trident Merger Sub, Inc. 144A sr. unsec.
notes 6.625%, 11/1/25	15,000	14,756
United Technologies Corp. sr. unsec.
unsub. notes 1.90%, 5/4/20	105,000	102,991
Vertiv Intermediate Holding Corp. 144A sr. unsec.
notes 12.00%, 2/15/22	5,000	4,850
Wabash National Corp. 144A company
guaranty sr. unsec. notes 5.50%, 10/1/25	20,000	19,200
Waste Management, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	12,000	12,400
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	10,000	9,613
Wrangler Buyer Corp. 144A sr. unsec. notes
6.00%, 10/1/25	20,000	18,900
		951,603
Communication services (1.3%)
American Tower Corp. sr. unsec. bonds
3.125%, 1/15/27 R	16,000	14,299
American Tower Corp. sr. unsec.
unsub. bonds 3.55%, 7/15/27 R	100,000	93,006
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	68,782
AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28	160,000	152,892
Cablevision Systems Corp. sr. unsec.
unsub. notes 8.00%, 4/15/20	7,000	7,348
CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 5.25%, 9/30/22	7,000	7,009
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	14,546
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. notes 5.875%, 4/1/24	25,000	25,063
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.75%, 2/15/26	5,000	4,913
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. unsub. notes 5.125%, 5/1/23	5,000	4,936
CenturyLink, Inc. sr. unsec. unsub. notes
6.75%, 12/1/23	14,000	14,070

Putnam VT Global Asset Allocation Fund 9

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
CenturyLink, Inc. sr. unsec. unsub. notes
5.625%, 4/1/20	$4,000	$4,045
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	20,000	19,875
Cequel Communications Holdings I, LLC/Cequel
Capital Corp. 144A sr. unsec.
unsub. notes 5.125%, 12/15/21	15,000	14,908
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 6.484%, 10/23/45	5,000	5,270
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. notes 4.908%, 7/23/25	6,000	6,059
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company
guaranty sr. sub. bonds 5.375%, 5/1/47	31,000	28,151
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.969%, 11/1/47	92,000	81,039
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6.50%, 11/15/35	17,000	20,190
CommScope Technologies Finance, LLC 144A
sr. unsec. notes 6.00%, 6/15/25	30,000	30,638
CommScope Technologies, LLC 144A company
guaranty sr. unsec. unsub. notes 5.00%, 3/15/27	15,000	14,119
Cox Communications, Inc. 144A sr. unsec.
bonds 3.50%, 8/15/27	25,000	23,257
Crown Castle International Corp. sr. unsec.
bonds 3.80%, 2/15/28 R	25,000	23,433
Crown Castle International Corp. sr. unsec.
bonds 3.65%, 9/1/27 R	34,000	31,625
Crown Castle International Corp. sr. unsec.
notes 4.875%, 4/15/22 R	7,000	7,220
Crown Castle International Corp. sr. unsec.
notes 3.15%, 7/15/23 R	36,000	34,462
Crown Castle International Corp. sr. unsec.
unsub. bonds 3.70%, 6/15/26 R	35,000	32,964
Crown Castle Towers, LLC 144A company
guaranty sr. notes 4.883%, 8/15/20	15,000	15,384
CSC Holdings, LLC sr. unsec. unsub. bonds
5.25%, 6/1/24	63,000	59,535
CSC Holdings, LLC sr. unsec. unsub. notes
6.75%, 11/15/21	8,000	8,380
Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30
(Netherlands)	73,000	96,741
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	25,000	21,156
Frontier Communications Corp. sr. unsec.
notes 11.00%, 9/15/25	5,000	3,999
Frontier Communications Corp. sr. unsec.
notes 10.50%, 9/15/22	15,000	13,613
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	15,000	14,475
Intelsat Jackson Holdings SA company guaranty sr.
unsec. notes 7.50%, 4/1/21 (Bermuda)	2,000	1,985
Intelsat Jackson Holdings SA 144A sr. unsec.
notes 9.75%, 7/15/25 (Bermuda)	30,000	31,650
Koninklijke KPN NV sr. unsec.
unsub. bonds 8.375%, 10/1/30 (Netherlands)	30,000	39,291
NBCUniversal Media, LLC company
guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	100,000	103,336

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Communication services cont.
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)	$3,000	$3,064
Rogers Communications, Inc. company guaranty
sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	83,685
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28	45,000	43,088
Sprint Communications, Inc. sr. unsec.
notes 7.00%, 8/15/20	5,000	5,175
Sprint Communications, Inc. 144A company
guaranty sr. unsec. notes 9.00%, 11/15/18	6,000	6,120
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23	48,000	49,770
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21	17,000	17,680
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25	10,000	10,352
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.00%, 3/1/23	5,000	5,165
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	25,000	24,313
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 4.00%, 4/15/22	5,000	4,949
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28	15,000	13,894
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26	5,000	4,669
TCI Communications, Inc. sr. unsec.
unsub. notes 7.125%, 2/15/28	65,000	78,823
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.522%, 9/15/48	55,000	50,144
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.40%, 11/1/34	65,000	60,621
Verizon Communications, Inc. sr. unsec.
unsub. notes 4.125%, 3/16/27	90,000	89,068
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,275
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)	25,000	24,255
Vodafone Group PLC sr. unsec.
unsub. notes 4.375%, 5/30/28 (United Kingdom)	25,000	24,703
Windstream Services, LLC company
guaranty sr. unsec. notes 6.375%, 8/1/23	20,000	11,800
		1,825,277
Consumer cyclicals (2.1%)
21st Century Fox America, Inc. company
guaranty sr. unsec. notes 7.75%, 1/20/24	40,000	47,481
21st Century Fox America, Inc. company
guaranty sr. unsec. unsub. notes 7.75%, 12/1/45	150,000	211,390
Alimentation Couche-Tard, Inc. 144A company
guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	20,000	18,882
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	86,192
Amazon.com, Inc. sr. unsec. unsub. notes
3.30%, 12/5/21	75,000	75,605
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. notes 6.125%, 5/15/27	10,000	9,700
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 11/15/26	10,000	9,625
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.875%, 2/15/22	5,000	5,088
AMC Entertainment Holdings, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 6/15/25	10,000	9,800

10 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes
5.875%, 5/15/26	$5,000	$4,919
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 5.75%, 12/15/23	15,000	15,356
Autonation, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 2/1/20	64,000	65,902
BMW US Capital, LLC 144A company
guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	38,630
Boyd Gaming Corp. company guaranty sr. unsec.
sub. notes 6.875%, 5/15/23	10,000	10,475
Boyd Gaming Corp. company guaranty sr. unsec.
unsub. notes 6.375%, 4/1/26	10,000	10,125
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	4,950
Boyne USA, Inc. 144A company
guaranty notes 7.25%, 5/1/25	5,000	5,213
Brookfield Residential Properties, Inc./Brookfield
Residential US Corp. 144A company guaranty sr.
unsec. notes 6.125%, 7/1/22 (Canada)	10,000	10,038
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26	10,000	10,100
CBS Corp. company guaranty sr. unsec.
unsub. bonds 2.90%, 1/15/27	22,000	19,599
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.60%, 1/15/45	24,000	22,143
CBS Corp. company guaranty sr. unsec.
unsub. notes 4.00%, 1/15/26	12,000	11,638
CBS Radio, Inc. 144A company guaranty sr. unsec.
notes 7.25%, 11/1/24	25,000	23,745
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23	19,000	18,618
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. sub. notes 7.625%, 3/15/20	10,000	9,938
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.50%, 11/15/22	29,000	29,580
Constellation Merger Sub, Inc. 144A sr. unsec.
notes 8.50%, 9/15/25	30,000	28,538
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	18,925
Diamond Resorts International, Inc. 144A
sr. notes 7.75%, 9/1/23	25,000	26,156
Diamond Resorts International, Inc. 144A
sr. unsec. notes 10.75%, 9/1/24	10,000	10,722
Dollar General Corp. sr. unsec. sub. notes
3.25%, 4/15/23	65,000	63,871
Ecolab, Inc. sr. unsec. notes 4.35%, 12/8/21	40,000	41,286
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	67,023
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	5,000	5,250
Ford Motor Co. sr. unsec. unsub. notes
4.346%, 12/8/26	105,000	103,048
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	10,000	9,950
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	76,000	72,050
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	21,583
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,694

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount		Value

Consumer cyclicals cont.
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25		$10,000	$9,975
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		20,000	19,800
Gray Television, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 7/15/26		10,000	9,513
Great Canadian Gaming Corp. 144A
company guaranty sr. unsec. notes
6.625%, 7/25/22 (Canada)	CAD	27,000	21,004
GW Honos Security Corp. 144A company
guaranty sr. unsec. notes 8.75%,
5/15/25 (Canada)		$20,000	20,500
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		10,000	9,750
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27		75,000	72,375
Host Hotels & Resorts LP sr. unsec.
unsub. notes 6.00%, 10/1/21 R		31,000	32,884
Host Hotels & Resorts LP sr. unsec.
unsub. notes 5.25%, 3/15/22 R		44,000	45,839
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25		25,000	24,531
Hyatt Hotels Corp. sr. unsec. unsub. notes
4.85%, 3/15/26		55,000	56,935
iHeartCommunications, Inc. company
guaranty sr. notes 9.00%, 12/15/19 (In default) †		20,000	15,150
IHS Markit, Ltd. 144A company guaranty notes
4.75%, 2/15/25 (United Kingdom)		65,000	64,350
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)		5,000	4,738
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty notes 10.25%, 11/15/22		25,000	27,063
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
144A company guaranty sr. notes 6.75%, 11/15/21		20,000	20,600
Jacobs Entertainment, Inc. 144A notes
7.875%, 2/1/24		5,000	5,225
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27		10,000	9,300
Jeld-Wen, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25		10,000	9,525
Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		63,000	59,152
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24		5,000	5,174
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/15/22		7,000	7,000
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24		15,000	15,183
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		5,000	4,838
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		10,000	9,925
Mattamy Group Corp. 144A sr. unsec. notes 6.875%,
12/15/23 (Canada)		5,000	5,068
Mattamy Group Corp. 144A sr. unsec. notes 6.50%,
10/1/25 (Canada)		10,000	9,788
Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		20,000	19,725
MGM Resorts International company
guaranty sr. unsec. notes 6.75%, 10/1/20		35,000	36,663
MGM Resorts International company
guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		10,000	10,250

Putnam VT Global Asset Allocation Fund 11

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
MGM Resorts International company guaranty
sr. unsec. unsub. notes 6.625%, 12/15/21	$15,000	$15,788
Moody’s Corp. sr. unsec. notes 3.25%, 1/15/28	25,000	23,467
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25	25,000	25,688
Neiman Marcus Group, LLC (The) company
guaranty sr. notes 7.125%, 6/1/28	5,000	4,075
Neiman Marcus Group, Ltd. 144A company guaranty
sr. unsec. sub. notes 8.75% (9.50), 10/15/21 ‡‡	10,972	7,296
Neiman Marcus Group, Ltd. 144A company
guaranty sr. unsec. sub. notes 8.00%, 10/15/21	10,000	6,613
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24	30,000	29,025
Nielsen Co. Luxembourg SARL (The) 144A
company guaranty sr. unsec. notes 5.00%,
2/1/25 (Luxembourg)	10,000	9,525
Nielsen Finance, LLC/Nielsen Finance Co.
144A company guaranty sr. unsec. sub. notes
5.00%, 4/15/22	10,000	9,826
Omnicom Group, Inc. company guaranty sr. unsec.
unsub. notes 3.60%, 4/15/26	81,000	77,508
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.875%, 3/15/25	15,000	15,122
Penn National Gaming, Inc. 144A sr. unsec.
notes 5.625%, 1/15/27	10,000	9,425
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	14,000	14,175
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.50%, 5/15/26	15,000	14,700
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	10,000	9,825
PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23	5,000	3,357
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	20,000	22,900
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	25,000	24,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh
Finance Corp. 144A sr. notes 6.125%, 8/15/21	20,000	19,800
S&P Global, Inc. company guaranty sr. unsec.
unsub. notes 2.95%, 1/22/27	32,000	29,640
Sabre GLBL, Inc. 144A company
guaranty sr. notes 5.375%, 4/15/23	20,000	20,200
Scientific Games International, Inc. company
guaranty sr. unsec. notes 10.00%, 12/1/22	50,000	53,349
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 8/1/24	30,000	29,775
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. sub. notes 6.00%, 7/15/24	10,000	10,188
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	70,000	65,276
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	20,000	19,419
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 7/31/24	25,000	24,344
Spectrum Brands, Inc. company guaranty sr. unsec.
notes 5.75%, 7/15/25	10,000	9,875
Spectrum Brands, Inc. company guaranty sr. unsec.
unsub. notes 6.125%, 12/15/24	10,000	10,100
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	25,000	24,688

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Standard Industries, Inc. 144A sr. unsec.
notes 5.00%, 2/15/27	$35,000	$32,463
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse
HSP Gaming Finance Corp. 144A company
guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,400
Time Warner, Inc. company guaranty sr. unsec.
unsub. bonds 2.95%, 7/15/26	41,000	36,857
Townsquare Media, Inc. 144A company
guaranty sr. unsec. notes 6.50%, 4/1/23	5,000	4,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24	10,000	9,925
Tribune Media Co. company guaranty sr. unsec.
notes 5.875%, 7/15/22	10,000	10,093
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	15,000	13,856
Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21	70,000	71,316
Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21	30,000	29,594
Werner FinCo LP/Werner FinCo, Inc. 144A company
guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	19,425
WMG Acquisition Corp. 144A company
guaranty sr. notes 5.00%, 8/1/23	10,000	9,950
WMG Acquisition Corp. 144A company
guaranty sr. unsec. notes 5.50%, 4/15/26	5,000	4,956
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	9,500
Wyndham Destinations, Inc. sr. unsec.
unsub. bonds 4.50%, 4/1/27	40,000	38,900
Wyndham Destinations, Inc. sr. unsec.
unsub. notes 5.625%, 3/1/21	35,000	35,788
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	10,000	9,938
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	25,000	23,375
		2,934,206
Consumer staples (0.9%)
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty notes 5.00%, 10/15/25 (Canada)	15,000	14,175
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. notes 4.625%, 1/15/22 (Canada)	5,000	4,994
1011778 BC ULC/New Red Finance, Inc. 144A company
guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)	15,000	14,213
Altria Group, Inc. company guaranty sr. unsec.
notes 9.25%, 8/6/19	2,000	2,136
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 4.00%, 1/31/24	24,000	24,297
Altria Group, Inc. company guaranty sr. unsec.
unsub. notes 2.625%, 1/14/20	80,000	79,565
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46	138,000	141,916
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26	35,000	34,263
Anheuser-Busch InBev Finance, Inc. company
guaranty sr. unsec. unsub. notes 2.65%, 2/1/21	80,000	78,897
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 2.50%, 7/15/22	60,000	57,929
Ascend Learning, LLC 144A sr. unsec.
notes 6.875%, 8/1/25	15,000	15,131
BlueLine Rental Finance Corp./BlueLine
Rental, LLC 144A company
guaranty sub. notes 9.25%, 3/15/24	25,000	26,598

12 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Consumer staples cont.
Brand Energy & Infrastructure Services, Inc. 144A
sr. unsec. notes 8.50%, 7/15/25	$20,000	$20,250
CEC Entertainment, Inc. company
guaranty sr. unsec. sub. notes 8.00%, 2/15/22	20,000	17,600
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	3,175	3,390
CVS Pass-Through Trust 144A sr. mtge.
notes 4.704%, 1/10/36	43,632	42,706
Dean Foods Co. 144A company guaranty sr. unsec.
notes 6.50%, 3/15/23	20,000	19,200
Diageo Investment Corp. company
guaranty sr. unsec. notes 8.00%, 9/15/22	40,000	47,043
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	62,485
ERAC USA Finance, LLC 144A company
guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	65,046
Fresh Market, Inc. (The) 144A company
guaranty sr. notes 9.75%, 5/1/23	10,000	6,375
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25	15,000	15,408
Golden Nugget, Inc. 144A sr. unsec. notes
6.75%, 10/15/24	15,000	15,003
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26	20,000	18,994
Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26	70,000	65,549
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26	15,000	14,775
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24	15,000	14,808
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 4.75%, 6/1/27	10,000	9,450
Kraft Heinz Co. (The) company guaranty sr. unsec.
FRN (BBA LIBOR USD 3 Month + 0.82%),
3.173%, 8/10/22	10,000	10,062
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes Ser. 144A, 6.875%, 1/26/39	15,000	17,686
Kraft Heinz Co. (The) company guaranty sr. unsec.
unsub. notes 6.50%, 2/9/40	70,000	78,891
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	37,000	35,983
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	4,863
Maple Escrow Subsidiary, Inc. 144A company
guaranty sr. unsec. notes 4.597%, 5/25/28	91,000	91,182
Match Group, Inc. 144A sr. unsec. bonds
5.00%, 12/15/27	10,000	9,300
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28	10,000	9,532
Netflix, Inc. 144A sr. unsec.
unsub. bonds 5.875%, 11/15/28	5,000	5,049
Newell Brands, Inc. sr. unsec.
unsub. notes 4.20%, 4/1/26	36,000	34,778
Revlon Consumer Products Corp. company
guaranty sr. unsec. notes 6.25%, 8/1/24	30,000	16,800
Rite Aid Corp. 144A company guaranty sr. unsec.
unsub. notes 6.125%, 4/1/23	15,000	15,210
Walgreens Boots Alliance, Inc. sr. unsec.
unsub. notes 3.30%, 11/18/21	60,000	59,640
		1,321,172

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy (1.7%)
Alta Mesa Holdings LP/Alta Mesa Finance
Services Corp. company guaranty sr. unsec.
notes 7.875%, 12/15/24	$30,000	$31,763
Anadarko Petroleum Corp. sr. unsec.
unsub. bonds 6.95%, 6/15/19	30,000	31,043
Antero Resources Corp. company
guaranty sr. unsec. notes 5.625%, 6/1/23	5,000	5,063
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	13,000	13,163
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.125%, 12/1/22	8,000	8,020
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22	44,000	43,253
Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26	15,000	15,244
Ascent Resources Utica Holdings, LLC/ARU
Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	10,000	11,000
BP Capital Markets PLC company
guaranty sr. unsec. bonds 3.119%, 5/4/26
(United Kingdom)	70,000	66,609
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 3.279%, 9/19/27
(United Kingdom)	35,000	33,650
BP Capital Markets PLC company
guaranty sr. unsec. unsub. notes 1.768%, 9/19/19
(United Kingdom)	20,000	19,751
California Resources Corp. company
guaranty sr. unsec. sub. notes 5.00%, 1/15/20	10,000	9,675
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22	11,000	9,983
Canadian Natural Resources, Ltd. sr. unsec.
unsub. bonds 3.85%, 6/1/27 (Canada)	10,000	9,756
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	25,000	26,000
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	40,000	39,650
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 6/15/27	5,000	5,088
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 8.00%, 1/15/25	50,000	50,923
Chesapeake Energy Corp. 144A company
guaranty notes 8.00%, 12/15/22	8,000	8,398
Chevron Corp. sr. unsec. unsub. notes
1.561%, 5/16/19	54,000	53,512
Concho Resources, Inc. company
guaranty sr. unsec. notes 3.75%, 10/1/27	58,000	55,792
Continental Resources, Inc. company
guaranty sr. unsec. bonds 4.90%, 6/1/44	15,000	14,691
Continental Resources, Inc. company
guaranty sr. unsec. notes 3.80%, 6/1/24	10,000	9,755
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	15,000	15,222
Covey Park Energy, LLC/Covey Park Finance Corp.
144A company guaranty sr. unsec. notes
7.50%, 5/15/25	20,000	20,400
CrownRock LP/CrownRock Finance, Inc. 144A
sr. unsec. notes 5.625%, 10/15/25	15,000	14,475
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 6.375%, 8/15/21	10,000	9,575
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21	17,000	17,972
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	20,000	20,000

Putnam VT Global Asset Allocation Fund 13

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 4.75%, 11/1/24	$5,000	$4,875
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	20,000	19,500
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 5.50%, 1/30/26	5,000	4,850
Energy Transfer Partners LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	101,000	92,163
Energy Transfer Partners LP sr. unsec.
unsub. bonds 6.125%, 12/15/45	8,000	7,995
Energy Transfer Partners LP sr. unsec.
unsub. notes 6.50%, 2/1/42	13,000	13,472
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.20%, 2/1/22	25,000	25,940
Ensco PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom)	10,000	9,447
EOG Resources, Inc. sr. unsec.
unsub. notes 2.625%, 3/15/23	50,000	47,999
EP Energy, LLC/Everest Acquisition Finance, Inc.
company guaranty sr. unsec. sub. notes
9.375%, 5/1/20	5,000	4,925
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 9.375%, 5/1/24	12,000	9,840
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty notes 8.00%, 2/15/25	10,000	7,750
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 8.00%, 11/29/24	10,000	10,100
EP Energy, LLC/Everest Acquisition Finance, Inc.
144A company guaranty sr. notes 7.75%, 5/15/26	10,000	10,225
EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27	30,000	27,977
Equinor ASA company guaranty sr. unsec.
notes 5.10%, 8/17/40 (Norway)	40,000	44,520
Extraction Oil & Gas, Inc. 144A sr. unsec.
notes 5.625%, 2/1/26	15,000	14,363
Exxon Mobil Corp. sr. unsec. unsub. notes
2.222%, 3/1/21	115,000	112,883
Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31	30,000	34,865
Hess Infrastructure Partners LP/Hess
Infrastructure Partners Finance Corp. 144A
sr. unsec. notes 5.625%, 2/15/26	20,000	19,950
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 8/1/24	25,000	25,250
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	20,000	19,300
Jagged Peak Energy, LLC 144A company
guaranty sr. unsec. notes 5.875%, 5/1/26	10,000	9,800
Jonah Energy, LLC/Jonah Energy Finance Corp.
144A company guaranty sr. unsec. notes
7.25%, 10/15/25	5,000	4,038
Marathon Petroleum Corp. sr. unsec.
unsub. notes 6.50%, 3/1/41	25,000	29,114
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6.375%, 1/30/23 (Canada)	5,000	4,650
MEG Energy Corp. 144A notes 6.50%,
1/15/25 (Canada)	20,000	19,950
Motiva Enterprises, LLC 144A sr. unsec.
notes 5.75%, 1/15/20	16,000	16,502
Nabors Industries, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 2/1/25	20,000	18,900

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Newfield Exploration Co. sr. unsec.
unsub. notes 5.75%, 1/30/22	$25,000	$26,063
Newfield Exploration Co. sr. unsec.
unsub. notes 5.375%, 1/1/26	10,000	10,225
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	10,000	9,475
Noble Holding International, Ltd. 144A company
guaranty sr. unsec. notes 7.875%, 2/1/26	5,000	5,150
Oasis Petroleum, Inc. company guaranty sr. unsec.
sub. notes 6.875%, 1/15/23	5,000	5,088
Oasis Petroleum, Inc. company guaranty sr. unsec.
unsub. notes 6.875%, 3/15/22	19,000	19,327
Oasis Petroleum, Inc. 144A sr. unsec.
notes 6.25%, 5/1/26	10,000	10,113
Petrobras Global Finance BV company
guaranty sr. unsec. notes Ser. REGS, 5.999%,
1/27/28 (Brazil)	12,000	10,860
Petrobras Global Finance BV company
guaranty sr. unsec. notes Ser. REGS, 5.299%,
1/27/25 (Brazil)	4,000	3,696
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%,
1/17/27 (Brazil)	29,000	28,964
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%,
3/17/24 (Brazil)	154,000	152,845
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%,
1/17/22 (Brazil)	9,000	9,169
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	40,000	8,400
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 5.375%, 3/13/22 (Mexico)	15,000	15,390
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.875%, 1/18/24 (Mexico)	80,000	78,974
Petroleos Mexicanos company guaranty sr. unsec.
unsub. notes 4.50%, 1/23/26 (Mexico)	23,000	21,579
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 7.125%, 1/15/26 (Canada)	10,000	10,270
QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26	10,000	9,575
Range Resources Corp. company guaranty sr. unsec.
sub. notes 5.75%, 6/1/21	15,000	15,375
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	9,000	9,053
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	17,000	17,275
SemGroup Corp. company guaranty sr. unsec.
notes 6.375%, 3/15/25	5,000	4,750
SESI, LLC company guaranty sr. unsec.
notes 7.75%, 9/15/24	15,000	15,394
SESI, LLC company guaranty sr. unsec.
unsub. notes 7.125%, 12/15/21	5,000	5,088
Seven Generations Energy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)	10,000	9,588
Seven Generations Energy, Ltd. 144A sr. unsec.
bonds 6.75%, 5/1/23 (Canada)	5,000	5,175
Seventy Seven Energy, Inc. escrow sr. unsec.
notes 6.50%, 7/15/22 F	5,000	1

14 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Energy cont.
Seventy Seven Operating, LLC escrow company
guaranty sr. unsec. unsub. notes 6.625%, 11/15/19 F	$20,000	$2
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.875%,
5/10/26 (Netherlands)	70,000	66,520
Shell International Finance BV company
guaranty sr. unsec. unsub. notes 2.125%,
5/11/20 (Netherlands)	110,000	108,500
SM Energy Co. sr. unsec. notes 6.50%, 11/15/21	7,000	7,161
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,463
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	10,000	10,025
SM Energy Co. sr. unsec. unsub. notes
6.50%, 1/1/23	3,000	3,030
SM Energy Co. sr. unsec. unsub. notes
6.125%, 11/15/22	5,000	5,125
Spectra Energy Partners LP sr. unsec.
notes 3.375%, 10/15/26	42,000	38,696
Statoil ASA company guaranty sr. unsec.
unsub. notes 2.90%, 11/8/20 (Norway)	30,000	29,931
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
bonds 5.50%, 1/15/28	10,000	9,825
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 5.375%, 2/1/27	10,000	9,700
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A company
guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28	40,000	37,200
Total Capital International SA company
guaranty sr. unsec. unsub. notes 2.75%,
6/19/21 (France)	115,000	114,139
Transcanada Trust company guaranty jr. unsec.
sub. FRB 5.30%, 3/15/77 (Canada)	15,000	14,183
Trinidad Drilling, Ltd. 144A company guaranty sr.
unsec. notes 6.625%, 2/15/25 (Canada)	15,000	14,438
USA Compression Partners LP/USA Compression
Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26	10,000	10,350
Vermilion Energy, Inc. 144A company guaranty sr.
unsec. notes 5.625%, 3/15/25 (Canada)	10,000	9,925
Weatherford International, LLC 144A company
guaranty sr. unsec. notes 9.875%, 3/1/25	5,000	5,025
Weatherford International, Ltd. company
guaranty sr. unsec. sub. notes 9.875%, 2/15/24	15,000	15,145
Weatherford International, Ltd. company
guaranty sr. unsec. unsub. notes 8.25%, 6/15/23	5,000	4,960
Whiting Petroleum Corp. 144A sr. unsec.
notes 6.625%, 1/15/26	10,000	10,300
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 8.75%, 3/15/32	10,000	12,894
Williams Cos., Inc. (The) sr. unsec.
unsub. notes 7.75%, 6/15/31	1,000	1,201
Williams Partners LP sr. unsec. sub. notes
4.30%, 3/4/24	40,000	39,959
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	5,000	5,663
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	5,000	4,986
WPX Energy, Inc. sr. unsec. unsub. notes
6.00%, 1/15/22	4,000	4,160
		2,459,937
Financials (3.9%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	30,000	29,400
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21	50,000	48,680

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Alliance Data Systems Corp. 144A company
guaranty sr. unsec. notes 5.375%, 8/1/22	$15,000	$15,073
Alliant Holdings Intermediate, LLC 144A
sr. unsec. notes 8.25%, 8/1/23	10,000	10,324
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	29,000	34,510
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.00%, 3/15/20	13,000	13,894
Ally Financial, Inc. sub. unsec. notes
5.75%, 11/20/25	40,000	40,750
Ally Financial, Inc. unsec. sub. notes
8.00%, 12/31/18	14,000	14,263
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	48,000	60,480
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	46,000	47,610
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	5,000	5,313
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	195,000	224,422
Bank of Montreal sr. unsec. unsub. notes Ser. D,
3.10%, 4/13/21 (Canada)	30,000	29,880
Bank of Montreal unsec. sub. FRN 3.803%,
12/15/32 (Canada)	5,000	4,632
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	29,316
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	94,000	97,143
Camden Property Trust sr. unsec.
unsub. notes 4.875%, 6/15/23 R	65,000	68,205
Cantor Fitzgerald LP 144A unsec. bonds
7.875%, 10/15/19	30,000	31,370
Cantor Fitzgerald LP 144A unsec. notes
6.50%, 6/17/22	28,000	29,724
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25	5,000	5,262
CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19	3,500	3,510
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	10,000	10,100
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	18,000	18,135
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,023
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	35,000	33,301
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	58,000	57,214
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	235,000	227,606
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	9,509
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	60,000	59,017
CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20	20,000	19,850
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25	20,000	19,850
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	70,062
Commonwealth Bank of Australia 144A unsec.
notes 2.20%, 11/9/20 (Australia)	147,000	143,257
Cooperatieve Rabobank UA company
guaranty sr. unsec. unsub. bonds Ser. MTN,
5.25%, 5/24/41 (Netherlands)	40,000	44,811
Credit Acceptance Corp. company
guaranty sr. unsec. notes 7.375%, 3/15/23	5,000	5,163
Credit Acceptance Corp. company
guaranty sr. unsec. notes 6.125%, 2/15/21	8,000	8,030

Putnam VT Global Asset Allocation Fund 15

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Digital Realty Trust LP company
guaranty sr. unsec. bonds 4.45%, 7/15/28 R	$40,000	$40,125
Duke Realty LP company guaranty sr. unsec.
unsub. notes 4.375%, 6/15/22 R	32,000	32,895
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R	15,000	14,475
Fairfax Financial Holdings, Ltd. 144A sr. unsec.
notes 4.85%, 4/17/28 (Canada)	65,000	64,283
Fairfax US, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 8/13/24	30,000	30,496
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%,
perpetual maturity	16,000	15,752
Five Corners Funding Trust 144A sr. unsec.
bonds 4.419%, 11/15/23	135,000	138,559
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.25%, 4/15/25	15,000	14,700
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24	10,000	9,700
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 7.875%, 11/1/22 (Canada)	5,000	5,288
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	110,000	108,340
Goldman Sachs Group, Inc. (The) sr. unsec.
notes 7.50%, 2/15/19	170,000	174,658
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 12/27/20	163,000	160,231
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.55%, 10/23/19	107,000	106,344
Goldman Sachs Group, Inc. (The) unsec.
sub. notes 6.75%, 10/1/37	24,000	28,467
Hartford Financial Services Group, Inc. (The)
sr. unsec. unsub. notes 5.125%, 4/15/22	35,000	36,922
Hospitality Properties Trust sr. unsec.
notes 4.375%, 2/15/30 R	50,000	46,263
Hospitality Properties Trust sr. unsec.
unsub. notes 4.50%, 3/15/25 R	4,000	3,915
HUB International, Ltd. 144A sr. unsec.
notes 7.00%, 5/1/26	20,000	19,750
Huntington Bancshares, Inc. unsec. notes
4.35%, 2/4/23	40,000	40,567
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24	10,000	10,075
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 2/1/22	10,000	10,200
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.00%, 8/1/20	10,000	10,125
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 5.875%, 2/1/22	17,000	17,021
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23
(Netherlands)	200,000	210,935
International Lease Finance Corp. sr. unsec.
unsub. notes 5.875%, 8/15/22	14,000	14,858
iStar, Inc. sr. unsec. notes 6.00%, 4/1/22 R	5,000	5,000
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22 R	5,000	4,841
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	21,000	21,685

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z,
5.30%, perpetual maturity	$99,000	$100,832
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	269,742
KeyCorp sr. unsec. unsub. notes Ser. MTN,
2.30%, 12/13/18	41,000	40,953
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	29,651
Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.80%, 3/15/37	26,000	30,680
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25	20,000	19,450
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%,
7/29/20 (Australia)	40,000	39,652
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 5.625%, 5/1/24 R	5,000	5,063
MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer, Inc. company
guaranty sr. unsec. notes 4.50%, 1/15/28 R	5,000	4,538
Mid-America Apartments LP sr. unsec. notes
4.30%, 10/15/23 R	45,000	46,045
Morgan Stanley sr. unsec. unsub. notes
4.375%, 1/22/47	40,000	38,199
Morgan Stanley sr. unsec. unsub. notes
3.625%, 1/20/27	185,000	177,642
Morgan Stanley sr. unsec. unsub. notes
2.65%, 1/27/20	45,000	44,673
Nationstar Mortgage, LLC/Nationstar Capital Corp.
company guaranty sr. unsec. unsub. notes
6.50%, 7/1/21	15,000	14,963
Neuberger Berman Group, LLC/Neuberger Berman
Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	29,162
OneAmerica Financial Partners, Inc. 144A
sr. unsec. notes 7.00%, 10/15/33	78,000	97,022
Peachtree Corners Funding Trust 144A company
guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25	105,000	102,162
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,603
Prudential Financial, Inc. jr. unsec. sub. FRN
5.625%, 6/15/43	57,000	59,138
Prudential Financial, Inc. jr. unsec. sub. FRN
5.20%, 3/15/44	20,000	19,975
Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23 R	25,000	25,856
Regions Financial Corp. sr. unsec.
unsub. notes 2.75%, 8/14/22	45,000	43,394
Royal Bank of Canada sr. unsec.
unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)	130,000	129,980
Royal Bank of Canada unsec. sub. notes Ser. GMTN,
4.65%, 1/27/26 (Canada)	45,000	45,654
Royal Bank of Scotland Group PLC unsec.
sub. notes 4.70%, 7/3/18 (United Kingdom)	108,000	108,000
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	9,925
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.125%, 5/15/22	10,000	10,200
Springleaf Finance Corp. sr. unsec.
unsub. notes 5.25%, 12/15/19	5,000	5,063
Starwood Property Trust, Inc. 144A sr. unsec.
notes 4.75%, 3/15/25 R	15,000	14,475

16 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Financials cont.
Swiss Re Treasury US Corp. 144A company
guaranty sr. unsec. notes 4.25%, 12/6/42	$90,000	$90,169
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23	10,000	10,150
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	58,000	54,584
Travelport Corporate Finance PLC 144A company
guaranty sr. notes 6.00%, 3/15/26
(United Kingdom)	10,000	10,075
UBS Group Funding (Switzerland) AG 144A
company guaranty sr. unsec. unsub. notes 2.65%,
2/1/22 (Switzerland)	200,000	192,679
USIS Merger Sub, Inc. 144A sr. unsec.
notes 6.875%, 5/1/25	20,000	19,900
VEREIT Operating Partnership LP company
guaranty sr. unsec. notes 4.60%, 2/6/24 R	50,000	50,019
Vnesheconombank Via VEB Finance PLC 144A
sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)	100,000	105,760
Wand Merger Corp. 144A sr. unsec. notes
9.125%, 7/15/26	5,000	5,063
Wand Merger Corp. 144A sr. unsec. notes
8.125%, 7/15/23	5,000	5,069
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U,
5.875%, perpetual maturity	8,000	8,200
Wells Fargo & Co. sr. unsec. notes Ser. GMTN,
2.60%, 7/22/20	80,000	78,984
Westpac Banking Corp. sr. unsec.
unsub. notes 4.875%, 11/19/19 (Australia)	80,000	82,024
Westpac Banking Corp. sr. unsec.
unsub. notes 2.15%, 3/6/20 (Australia)	135,000	132,822
WeWork Cos, Inc. 144A company guaranty sr. unsec.
notes 7.875%, 5/1/25	20,000	19,150
WP Carey, Inc. sr. unsec. unsub. notes
4.60%, 4/1/24 R	30,000	30,392
		5,439,891
Health care (1.4%)
AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22	80,000	77,673
Air Medical Merger Sub Corp. 144A sr. unsec.
notes 6.375%, 5/15/23	40,000	37,000
Allergan Funding SCS company guaranty sr. unsec.
notes 3.45%, 3/15/22 (Luxembourg)	26,000	25,584
Allergan Funding SCS company guaranty sr. unsec.
unsub. notes 3.80%, 3/15/25 (Luxembourg)	15,000	14,566
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20	125,000	125,818
ASP AMC Merger Sub, Inc. 144A sr. unsec.
notes 8.00%, 5/15/25	20,000	16,600
AstraZeneca PLC sr. unsec. unsub. notes 6.45%,
9/15/37 (United Kingdom)	36,000	44,507
Becton Dickinson and Co. sr. unsec.
unsub. bonds 4.669%, 6/6/47	69,000	66,683
Becton Dickinson and Co. sr. unsec.
unsub. bonds 3.70%, 6/6/27	60,000	56,796
BioScrip, Inc. company guaranty sr. unsec.
notes 8.875%, 2/15/21	5,000	4,775
Centene Corp. sr. unsec. unsub. notes
6.125%, 2/15/24	15,000	15,806
Centene Corp. sr. unsec. unsub. notes
4.75%, 5/15/22	20,000	20,125
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26	5,000	5,066

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23	$25,000	$22,906
CHS/Community Health Systems, Inc. company
guaranty sr. unsec. notes 6.875%, 2/1/22	29,000	14,790
CHS/Community Health Systems, Inc. 144A company
guaranty sub. notes 8.125%, 6/30/24	18,000	14,839
Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21	80,000	81,692
Concordia International Corp. 144A company
guaranty sr. unsec. notes 7.00%, 4/15/23
(Canada) (In default) †	15,000	900
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	40,000	41,494
CVS Health Corp. sr. unsec. unsub. bonds
5.05%, 3/25/48	39,000	39,690
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	116,000	114,094
CVS Health Corp. sr. unsec. unsub. notes
2.25%, 12/5/18	130,000	129,645
Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 5.375%, 1/15/23	55,000	44,825
GlaxoSmithKline Capital, Inc. company
guaranty sr. unsec. unsub. notes 3.875%, 5/15/28	25,000	25,197
HCA, Inc. company guaranty sr. bonds
5.25%, 6/15/26	15,000	14,898
HCA, Inc. company guaranty sr. notes
6.50%, 2/15/20	27,000	28,080
HCA, Inc. company guaranty sr. sub. bonds
5.50%, 6/15/47	40,000	36,701
HCA, Inc. company guaranty sr. sub. notes
3.75%, 3/15/19	10,000	10,025
HCA, Inc. company guaranty sr. unsec.
unsub. notes 7.50%, 2/15/22	4,000	4,360
Jaguar Holding Co. II/Pharmaceutical Product
Development, LLC 144A company
guaranty sr. unsec. notes 6.375%, 8/1/23	15,000	14,928
Kinetic Concepts, Inc./KCI USA, Inc. 144A company
guaranty sub. notes 12.50%, 11/1/21	5,000	5,525
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A company
guaranty sr. unsec. unsub. notes 5.50%,
4/15/25 (Luxembourg)	10,000	8,050
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	50,000	47,534
Molina Healthcare, Inc. company
guaranty sr. unsec. notes 5.375%, 11/15/22	10,000	10,063
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	5,000	4,850
Novartis Capital Corp. company
guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	80,224
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. notes 4.50%, 4/1/27 R	75,000	71,438
Omega Healthcare Investors, Inc. company
guaranty sr. unsec. unsub. notes 4.95%, 4/1/24 R	16,000	16,231
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22	23,000	22,483
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	38,576
Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19	55,000	54,204
Service Corp. International sr. unsec.
notes 5.375%, 1/15/22	14,000	14,140
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	15,000	14,169

Putnam VT Global Asset Allocation Fund 17

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Health care cont.
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	$33,000	$33,743
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 3.20%,
9/23/26 (Ireland)	48,000	43,855
Shire Acquisitions Investments Ireland DAC
company guaranty sr. unsec. unsub. notes 2.875%,
9/23/23 (Ireland)	40,000	37,632
Sotera Health Holdings, LLC 144A sr. unsec.
notes 6.50%, 5/15/23	10,000	10,200
Tenet Healthcare Corp. company
guaranty sr. sub. notes 6.00%, 10/1/20	20,000	20,550
Tenet Healthcare Corp. sr. unsec. notes
8.125%, 4/1/22	5,000	5,228
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 3.95%, 10/15/42	90,000	85,097
UnitedHealth Group, Inc. sr. unsec.
unsub. notes 2.75%, 2/15/23	90,000	87,146
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. notes 5.50%, 11/1/25	5,000	4,928
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.25%, 4/1/26	15,000	15,581
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 9.00%, 12/15/25	10,000	10,362
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	36,850
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsec. notes 5.875%, 5/15/23	18,000	16,909
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 7.00%, 3/15/24	15,000	15,727
Valeant Pharmaceuticals International, Inc. 144A
company guaranty sr. unsub. notes 6.50%, 3/15/22	5,000	5,175
Valeant Pharmaceuticals International, Inc. 144A
sr. unsec. notes 8.50%, 1/31/27	10,000	10,125
WellCare Health Plans, Inc. sr. unsec.
notes 5.25%, 4/1/25	5,000	4,975
		1,981,633
Technology (1.4%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	120,000	122,544
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	31,273
Analog Devices, Inc. sr. unsec.
unsub. notes 2.85%, 3/12/20	60,000	59,706
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	40,000	40,021
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	130,000	129,553
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	82,355
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	25,637
Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20	30,000	29,579
Avaya, Inc. 144A escrow notes 7.00%, 4/1/19	34,000	—
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	35,000	33,105
Broadcom Corp./Broadcom Cayman Finance, Ltd.
company guaranty sr. unsec. unsub. notes
3.50%, 1/15/28	90,000	81,957
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.50%, 9/20/26	35,000	32,421
Cisco Systems, Inc. sr. unsec.
unsub. notes 2.20%, 2/28/21	75,000	73,583
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes
7.125%, 6/15/24	40,000	42,377

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Technology cont.
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. bonds 8.35%, 7/15/46	$10,000	$12,043
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. notes 5.45%, 6/15/23	63,000	65,938
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A sr. unsec. notes 5.875%, 6/15/21	5,000	5,068
Energizer Gamma Acquisition, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 7/15/26	5,000	5,084
Fidelity National Information Services, Inc.
sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	20,000	19,918
Fidelity National Information Services, Inc.
sr. unsec. unsub. notes 5.00%, 10/15/25	9,000	9,463
First Data Corp. 144A company guaranty sr. unsec.
unsub. notes 7.00%, 12/1/23	15,000	15,624
First Data Corp. 144A notes 5.75%, 1/15/24	30,000	30,001
First Data Corp. 144A sr. notes 5.375%, 8/15/23	15,000	15,139
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	132,346
Inception Merger Sub, Inc./Rackspace
Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24	30,000	30,150
Infor Software Parent, LLC/Infor Software
Parent, Inc. 144A company guaranty sr. unsec.
notes 7.125%, 5/1/21 ‡‡	20,000	20,050
Infor US, Inc. company guaranty sr. unsec.
notes 6.50%, 5/15/22	15,000	15,019
Infor US, Inc. 144A company
guaranty sr. notes 5.75%, 8/15/20	3,000	3,038
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	5,000	4,627
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	20,000	18,425
Legrand France SA sr. unsec. unsub. notes 8.50%,
2/15/25 (France)	84,000	104,173
Microchip Technology, Inc. 144A company
guaranty sr. notes 4.333%, 6/1/23	55,000	55,127
Microsoft Corp. sr. unsec. unsub. notes
5.30%, 2/8/41	25,000	29,769
Microsoft Corp. sr. unsec. unsub. notes
1.55%, 8/8/21	80,000	76,713
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	39,482
Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27	4,000	3,831
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	6,000	5,533
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	77,494
Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19	95,000	94,504
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	20,000	20,010
salesforce.com, Inc. sr. unsec.
unsub. notes 3.70%, 4/11/28	65,000	64,535
Solera, LLC / Solera Finance, Inc. 144A
sr. unsec. notes 10.50%, 3/1/24	35,000	38,872
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes
6.75%, 6/1/25	20,000	19,200
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	20,000	19,500
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	15,000	13,851
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	70,000	68,076
		1,916,714

18 Putnam VT Global Asset Allocation Fund

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	$70,000	$65,423
Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19	19,901	20,944
FedEx Corp. company guaranty sr. unsec.
unsub. notes 2.625%, 8/1/22	15,000	14,572
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,920
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,912
United Airlines, Inc. Pass-Through Trust pass-through
certificates Ser. 07-1, Class A, 6.636%, 7/2/22	8,719	9,112
United Airlines, Inc. Pass-Through Trust pass-through
certificates Ser. 14-2, Class A, 3.75%, 9/3/26	38,578	37,940
Watco Cos., LLC/Watco Finance Corp. 144A company
guaranty sr. unsec. notes 6.375%, 4/1/23	24,000	24,390
		207,213
Utilities and power (1.0%)
AES Corp./Virginia (The) sr. unsec. notes
5.50%, 4/15/25	35,000	35,175
AES Corp./Virginia (The) sr. unsec. notes
4.875%, 5/15/23	7,000	7,000
AES Corp./Virginia (The) sr. unsec. notes
4.50%, 3/15/23	5,000	4,956
AES Corp./Virginia (The) sr. unsec.
unsub. bonds 5.125%, 9/1/27	25,000	24,938
American Transmission Systems, Inc. 144A
sr. unsec. unsub. bonds 5.00%, 9/1/44	50,000	54,858
Arizona Public Services Co. sr. unsec.
notes 4.50%, 4/1/42	15,000	15,634
Berkshire Hathaway Energy Co. sr. unsec.
unsub. bonds 6.125%, 4/1/36	39,000	48,099
Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25	25,000	22,859
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	10,000	9,419
Calpine Corp. 144A company
guaranty sr. sub. notes 5.875%, 1/15/24	3,000	2,978
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	8,625
Commonwealth Edison Co. 1st mtge. bonds
5.90%, 3/15/36	28,000	34,006
Consolidated Edison Co. of New York, Inc.
sr. unsec. notes 7.125%, 12/1/18	83,000	84,500
Consolidated Edison Co. of New York, Inc.
sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	44,265
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	51,051
Dynegy, Inc. company guaranty sr. unsec.
unsub. notes 7.625%, 11/1/24	20,000	21,325
Dynegy, Inc. 144A company guaranty sr. unsec.
notes 8.125%, 1/30/26	10,000	10,875
Electricite de France (EDF) 144A sr. unsec.
notes 6.50%, 1/26/19 (France)	60,000	61,225
Emera US Finance LP company guaranty sr. unsec.
notes 3.55%, 6/15/26	16,000	15,065
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	42,000	41,619
Energy Transfer Equity LP sr. sub. notes
5.875%, 1/15/24	62,000	63,550
Energy Transfer Equity LP sr. sub. notes
5.50%, 6/1/27	5,000	5,000
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	85,000	79,087
FirstEnergy Transmission, LLC 144A sr. unsec.
unsub. notes 5.45%, 7/15/44	45,000	50,365

CORPORATE BONDS
AND NOTES (15.7%)* cont.	Principal amount	Value

Utilities and power cont.
GenOn Energy, Inc. sr. unsec. sub. notes 9.875%,
10/15/20 (In default) †	$18,000	$16,380
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	10,000	9,697
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 5.40%, 9/1/44	10,000	9,675
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. notes 3.50%, 3/1/21	80,000	79,818
Kinder Morgan Energy Partners LP company
guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	24,125
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 3.15%, 1/15/23	105,000	101,380
Kinder Morgan, Inc./DE company guaranty sr.
unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	20,760
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29	50,000	61,899
Nevada Power Co. mtge. notes 7.125%, 3/15/19	40,000	41,182
NextEra Energy Capital Holdings, Inc. company
guaranty jr. unsec. sub. FRB 4.80%, 12/1/77	20,000	18,650
NRG Energy, Inc. company guaranty sr. unsec.
notes 7.25%, 5/15/26	10,000	10,650
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	20,000	20,550
NRG Energy, Inc. 144A company guaranty sr. unsec.
bonds 5.75%, 1/15/28	5,000	4,938
NSTAR Electric Co. sr. unsec.
unsub. notes 2.375%, 10/15/22 (Canada)	75,000	72,018
Oncor Electric Delivery Co., LLC sr. notes
4.10%, 6/1/22	25,000	25,622
Oncor Electric Delivery Co., LLC sr. notes
3.75%, 4/1/45	75,000	71,104
PPL Capital Funding, Inc. company
guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	60,928
Public Service Electric & Gas Co.
sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	30,046
Texas Competitive Electric Holdings Co. , LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20	13,000	98
		1,475,994

Total corporate bonds and notes (cost $22,225,014)		$22,078,705

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (12.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.0%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$291,407	$327,861
3.50%, with due dates from 8/20/47 to 11/20/47	3,801,692	3,818,621
		4,146,482
U.S. Government Agency Mortgage Obligations (9.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 4.00%, 5/1/48	1,487,926	1,517,684
Federal National Mortgage Association
Pass-Through Certificates
6.00%, TBA, 7/1/48	1,000,000	1,091,250
4.50%, TBA, 7/1/48	1,000,000	1,041,250
4.50%, TBA, 8/1/47	1,000,000	1,039,531
4.00%, 8/1/47	865,757	883,343
3.50%, with due dates from 12/1/47 to 1/1/48	4,083,687	4,066,200
3.00%, TBA, 7/1/48	1,000,000	968,594
3.00%, with due dates from 12/1/31 to 5/1/46	2,218,957	2,191,534
		12,799,386
Total U.S. government and agency mortgage
obligations (cost $17,287,772)		$16,945,868

Putnam VT Global Asset Allocation Fund 19

MORTGAGE-BACKED SECURITIES (1.7%)*	Principal amount	Value

Agency collateralized mortgage obligations (0.3%)
Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US
LIBOR) + 25.79%), 17.451%, 4/15/37	$10,503	$14,216
IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US
LIBOR) + 23.80%), 16.195%, 11/15/35	14,633	18,798
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US
LIBOR) + 22.28%), 15.433%, 12/15/36	11,267	14,134
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 13.64%, 3/15/35	35,257	42,770
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US
LIBOR) + 16.95%), 11.647%, 6/15/34	18,297	20,119
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.95%), 4.877%, 3/15/41	82,540	13,944
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US
LIBOR) + 24.57%), 16.899%, 3/25/36	19,708	28,204
IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US
LIBOR) + 24.20%), 16.533%, 6/25/37	17,700	23,036
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US
LIBOR) + 20.25%), 13.977%, 8/25/35	7,391	8,661
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1M2, (1 Month US LIBOR + 6.00%),
8.091%, 9/25/28	20,000	23,676
Connecticut Avenue Securities FRB Ser. 14-C04,
Class 1M2, (1 Month US LIBOR + 4.90%),
6.991%, 11/25/24	8,497	9,726
Connecticut Avenue Securities FRB Ser. 14-C03,
Class 2M2, (1 Month US LIBOR + 2.90%),
4.991%, 7/25/24	17,427	18,567
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2M1, (1 Month US LIBOR + 1.35%),
3.441%, 1/25/29	14,118	14,174
Ser. 06-46, Class OC, PO, zero %, 6/25/36	5,033	4,048
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	67,486	14,716
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 3.966%, 6/20/43	100,579	18,187
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	135,533	18,412
Ser. 13-14, IO, 3.50%, 12/20/42	288,145	41,793
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	276,063	33,528
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66 W	196,721	23,154
Ser. 15-H26, Class DI, IO, 1.417%, 10/20/65 W	261,233	26,408
		430,271
Commercial mortgage-backed securities (0.8%)
Banc of America Commercial Mortgage Trust FRB
Ser. 07-1, Class XW, IO, 0.412%, 1/15/49 W	223,587	559
Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42 W	22,025	3
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51 W	350,186	4
Banc of America Merrill Lynch Commercial
Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO,
0.579%, 11/10/41 W	52,390	257
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41 W	7,331	1
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW14, Class X1, IO,
0.514%, 12/11/38 W	44,178	641
Capmark Mortgage Securities, Inc. FRB Ser. 97-C1,
Class X, IO, 1.578%, 7/15/29 W	8,518	146
CD Commercial Mortgage Trust 144A FRB
Ser. 07-CD4, Class XW, IO, 0.784%, 12/11/49 W	17,161	2

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.97%, 9/10/45 W	$347,700	$20,052
FRB Ser. 06-C5, Class XC, IO, 0.686%, 10/15/49 W	677,942	7
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.777%, 12/10/44 W	44,000	43,858
FRB Ser. 14-CR17, Class C, 4.898%, 5/10/47 W	26,000	26,126
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	20,878
FRB Ser. 14-UBS6, Class C, 4.613%, 12/10/47 W	36,000	35,012
Ser. 13-CR13, Class AM, 4.449%, 11/10/46 W	85,000	88,560
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	30,000	30,513
FRB Ser. 14-CR16, Class XA, IO, 1.314%, 4/10/47 W	192,230	7,640
FRB Ser. 14-CR18, Class XA, IO, 1.311%, 7/15/47 W	257,131	10,619
FRB Ser. 14-CR20, Class XA, IO, 1.291%, 11/10/47 W	328,022	16,145
FRB Ser. 13-CR11, Class XA, IO, 1.279%, 8/10/50 W	544,373	21,305
FRB Ser. 14-CR17, Class XA, IO, 1.244%, 5/10/47 W	712,680	29,312
FRB Ser. 14-UBS6, Class XA, IO, 1.114%, 12/10/47 W	953,962	40,741
FRB Ser. 14-LC17, Class XA, IO, 1.082%, 10/10/47 W	719,058	22,425
COMM Mortgage Trust 144A FRB Ser. 06-C8,
Class XS, IO, 0.844%, 12/10/46 W	422,316	10
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C2, Class AX, IO, 0.101%, 1/15/49 W	676,187	1
CSMC Trust FRB Ser. 16-NXSR, Class C,
4.508%, 12/15/49 W	70,000	68,979
GE Commercial Mortgage Corp. Trust 144A FRB
Ser. 07-C1, Class XC, IO, 0.458%, 12/10/49 W	2,334,838	4,216
GMAC Commercial Mortgage Securities, Inc. Trust
144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43 W	16,450	1
GS Mortgage Securities Corp. II FRB Ser. 15-GC30,
Class XA, IO, 1.007%, 5/10/50 W	461,223	18,569
GS Mortgage Securities Trust 144A FRB
Ser. 06-GG8, Class X, IO, 1.084%, 11/10/39 W	1,036,108	24,245
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.253%, 11/15/45 W	30,000	31,129
FRB Ser. 13-C14, Class C, 4.717%, 8/15/46 W	30,000	29,879
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47 W	23,000	22,304
JPMorgan Chase Commercial Mortgage
Securities Trust
FRB Ser. 05-LDP5, Class F, 5.895%, 12/15/44 W	28,538	28,232
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,297
FRB Ser. 07-LDPX, Class X, IO, 0.332%, 1/15/49 W	598,223	2,336
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45 W	206,915	324
JPMorgan Chase Commercial Mortgage Securities
Trust 144A FRB Ser. 05-CB12, Class X1, IO,
0.406%, 9/12/37 W	183,631	288
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C5, Class XCL, IO, 0.673%, 9/15/40 W	213,910	1,669
FRB Ser. 06-C6, Class XCL, IO, 0.624%, 9/15/39 W	1,006,556	6,488
FRB Ser. 05-C7, Class XCL, IO, 0.524%, 11/15/40 W	82,502	302
Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39 W	18,371	54
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43 W	55,499	—
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44 W	580	25
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45 W	13,678	543
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C18, Class C, 4.489%, 10/15/47 W	25,000	24,132
FRB Ser. 14-C17, Class XA, IO, 1.355%, 8/15/47 W	285,668	11,760
FRB Ser. 13-C12, Class XA, IO, 0.991%, 10/15/46 W	587,999	14,116

20 Putnam VT Global Asset Allocation Fund

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49 W	$50,000	$50,978
FRB Ser. 12-C4, Class XA, IO, 1.795%, 12/10/45 W	206,888	11,724
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.464%, 10/15/44 W	16,384	16,255
FRB Ser. 07-C34, IO, 0.17%, 5/15/46 W	246,339	123
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45 W	117,853	24
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42 W	22,342	2
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.423%, 7/15/46 W	19,000	19,527
FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46 W	24,000	22,517
WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47 W	20,000	19,937
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46 W	29,000	28,826
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	32,945
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	11,798
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.847%, 3/15/44 W	32,000	27,109
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44 W	25,000	24,617
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46 W	43,000	36,533
FRB Ser. 12-C9, Class XA, IO, 2.051%, 11/15/45 W	224,805	16,080
FRB Ser. 11-C5, Class XA, IO, 1.91%, 11/15/44 W	291,139	12,993
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45 W	327,678	18,336
		1,071,029
Residential mortgage-backed securities (non-agency) (0.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 3.816%, 5/25/35 W	35,838	36,690
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 2.498%, 6/25/46	127,238	113,892
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 2.281%, 8/25/46	141,410	118,917
FRB Ser. 05-27, Class 1A1, 2.051%, 8/25/35 W	39,458	33,524
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%,
10/25/28	20,000	23,322
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
7.791%, 4/25/28	27,708	32,281
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%),
7.641%, 4/25/28	91,213	103,253
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%),
7.091%, 7/25/25	7,833	8,746
Connecticut Avenue Securities FRB Ser. 15-C01,
Class 1M2, (1 Month US LIBOR + 4.30%),
6.391%, 2/25/25	20,836	23,019
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%,
5/25/25	14,433	15,791
Connecticut Avenue Securities FRB Ser. 14-C02,
Class 1M2, (1 Month US LIBOR + 2.60%),
4.691%, 5/25/24	16,000	16,987
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (1 Month US LIBOR + 0.80%),
2.891%, 2/25/34	26,157	25,416
Merrill Lynch Mortgage Investors Trust FRB
Ser. 05-A2, Class A2, 3.537%, 2/25/35 W	11,907	12,168

MORTGAGE-BACKED
SECURITIES (1.7%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
New Century Home Equity Loan Trust FRB Ser. 03-4,
Class M1, (1 Month US LIBOR + 1.13%),
3.216%, 10/25/33	$66,356	$66,356
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (1 Month US LIBOR + 1.05%),
3.141%, 10/25/34	30,000	30,220
Structured Asset Investment Loan Trust FRB
Ser. 04-10, Class A10, (1 Month US LIBOR
+ 0.90%), 2.991%, 11/25/34	33,386	33,343
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR
+ 0.85%), 2.941%, 5/25/47	41,571	34,948
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.278%, 10/25/35 W	46,283	46,190
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR
+ 0.96%), 3.051%, 7/25/45	51,729	51,507
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR
+ 0.49%), 2.581%, 10/25/45	20,687	20,828
Wells Fargo Mortgage Backed Securities Trust FRB
Ser. 06-AR2, Class 1A1, 3.821%, 3/25/36 W	21,721	21,734
		869,132

Total mortgage-backed securities (cost $2,288,519)		$2,370,432

COMMODITY LINKED NOTES (0.7%)* †††	Principal amount	Value

Goldman Sachs International 144A notes zero %,
2019 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	$710,000	$921,833
Total commodity Linked Notes (cost $710,000)		$921,833

ASSET-BACKED SECURITIES (0.4%)*	Principal amount	Value

loanDepot Station Place Agency Securitization
Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US
LIBOR + 0.80%), 2.891%, 11/25/50	$62,000	$62,000
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR
+ 0.90%), 2.861%, 4/24/19	162,000	162,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR
+ 0.70%), 2.791%, 7/24/19	128,000	128,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR
+ 0.70%), 2.661%, 11/24/18	120,000	120,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (1 Month US LIBOR + 0.60%),
2.691%, 1/25/46	97,878	97,533
Total asset-backed securities (cost $569,484)		$569,533

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.4%)*	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26 (Argentina)	$150,000	$138,375
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27 (Argentina)	165,000	143,550
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/15/24
(Indonesia)	200,000	214,159
Total foreign government and agency bonds
and notes (cost $550,441)		$496,084

Putnam VT Global Asset Allocation Fund 21

SENIOR LOANS (0.2%)* [c]	Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 4.25%), 6.323%, 12/15/24	$19,888	$19,925
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22	15,000	15,244
CPG International, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24	4,687	4,684
Forterra Finance, LLC bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23	9,912	9,222
FTS International, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%),
6.844%, 4/16/21	7,688	7,720
Gates Global, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24	13,873	13,856
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR
USD 3 Month + 9.25%), 11.604%, 5/21/24	15,000	14,813
KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23	14,001	13,931
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24	34,913	34,985
Neiman Marcus Group, Ltd., Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20	18,819	16,646
Rackspace Hosting, Inc. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23	4,987	4,919
Revlon Consumer Products Corp. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%),
5.594%, 9/7/23	24,574	19,045
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26	10,000	9,800
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25	9,975	9,950
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 5.202%, 3/28/25	24,938	24,546
Total senior loans (cost $223,207)		$219,286

PREFERRED STOCKS (—%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,884
Total preferred stocks (cost $17,000)		$17,884

CONVERTIBLE PREFERRED STOCKS (—%)*	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd. R	575	$15,318
Nine Point Energy 6.75% cv. pfd.	1	1,103
Total convertible preferred stocks (cost $11,501)		$16,421

CONVERTIBLE BONDS AND NOTES (—%)*	Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$10,000	$9,686
Jazz US Holdings, Inc. cv. company
guaranty sr. unsec. notes 8.00%, 12/31/18	3,000	6,620
Total convertible bonds and notes (cost $12,218)		$16,306

PURCHASED OPTIONS
OUTSTANDING (—%)*	Expiration	Notional	Contract
Counterparty	date/Strike price	amount	amount	Value
Barclays Bank PLC
NOK/SEK (Put)	Jul-18/SEK 1.08	$285,153	NOK 2,322,387	$70
Goldman Sachs International
NOK/SEK (Put)	Jul-18/SEK 1.08	285,153	NOK 2,322,387	70
HSBC Bank USA, National Association
EUR/SEK (Put)	Aug-18/SEK 10.00	1,121,263	EUR 960,150	249
NOK/SEK (Put)	Jul-18/SEK 1.07	285,153	NOK 2,322,388	55
Total purchased options outstanding (cost $9,007)				$444

	Expiration
WARRANTS (—%)* †	date	Strike price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	244	$97
Total warrants (cost $—)				$97

		Principal amount/
SHORT-TERM INVESTMENTS (14.9%)*			shares	Value

Putnam Short Term Investment
Fund 2.04% L		Shares	19,947,904	$19,947,904
U.S. Treasury Bills 1.736%, 7/5/18 # ∆ §			$511,001	510,928
U.S. Treasury Bills 1.879%, 8/9/18 # ∆ §			263,000	262,493
U.S. Treasury Bills 1.778%, 7/12/18 ∆			146,001	145,932
U.S. Treasury Bills 1.910%, 9/6/18 # §			75,001	74,742
Total short-term investments (cost $20,941,944)				$20,941,999

Total investments (cost $136,447,471)				$144,839,904

Key to holding’s currency abbreviations

CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign
securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2018 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $140,593,268.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $498,257 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

22 Putnam VT Global Asset Allocation Fund

Collateral at period end totaled $332,851 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $96,890 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $3,432,118 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $18,820,154) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$466,392	$488,889	$(22,497)
	British Pound	Sell	9/19/18	19,203	16,706	(2,497)
	Euro	Buy	9/19/18	28,543	27,928	615
	Hong Kong Dollar	Buy	8/16/18	179,412	179,593	(181)
	Japanese Yen	Sell	8/16/18	133,738	136,200	2,462
	New Taiwan Dollar	Buy	8/16/18	142,728	143,992	(1,264)
	New Taiwan Dollar	Sell	8/16/18	140,998	144,083	3,085
	New Zealand Dollar	Sell	7/18/18	138,914	144,493	5,579
	Norwegian Krone	Buy	9/19/18	266,364	265,770	594
	Swedish Krona	Sell	9/19/18	272,562	277,367	4,805
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	280,931	291,476	(10,545)
	British Pound	Buy	9/19/18	148,454	150,495	(2,041)
	Canadian Dollar	Buy	7/18/18	9,815	11,474	(1,659)
	Euro	Buy	9/19/18	279,677	282,634	(2,957)
	Japanese Yen	Sell	8/16/18	2,441	1,429	(1,012)
	Norwegian Krone	Buy	9/19/18	289,581	289,107	474
	Swedish Krona	Sell	9/19/18	133,366	136,763	3,397
	Swiss Franc	Sell	9/19/18	65,263	65,599	336
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	290,033	303,190	(13,157)
	Brazilian Real	Buy	7/3/18	123,976	146,681	(22,705)
	Brazilian Real	Sell	7/3/18	123,976	146,552	22,576
	Canadian Dollar	Buy	7/18/18	188,087	190,950	(2,863)
	Danish Krone	Buy	9/19/18	139,536	139,942	(406)
	Euro	Sell	9/19/18	144,360	144,536	176
	Japanese Yen	Sell	8/16/18	342,631	348,916	6,285
	New Zealand Dollar	Sell	7/18/18	24,992	42,822	17,830
	Norwegian Krone	Buy	9/19/18	71,656	71,530	126
	Swedish Krona	Sell	9/19/18	248,820	254,994	6,174
Credit Suisse International
	Australian Dollar	Buy	7/18/18	752,503	779,851	(27,348)
	British Pound	Buy	9/19/18	21,454	21,173	281
	Canadian Dollar	Buy	7/18/18	2,815	774	2,041
	Euro	Sell	9/19/18	216,364	217,480	1,116

Putnam VT Global Asset Allocation Fund 23

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $18,820,154) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Credit Suisse International cont.
	Japanese Yen	Sell	8/16/18	$146,028	$147,852	$1,824
	New Zealand Dollar	Sell	7/18/18	140,404	143,388	2,984
	Swedish Krona	Sell	9/19/18	347,258	353,522	6,264
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	6,439	29,768	(23,329)
	Brazilian Real	Buy	7/3/18	123,976	146,624	(22,648)
	Brazilian Real	Sell	7/3/18	123,976	144,956	20,980
	British Pound	Sell	9/19/18	7,416	7,501	85
	Canadian Dollar	Buy	7/18/18	44,892	46,588	(1,696)
	Chinese Yuan (Offshore)	Buy	8/16/18	137,173	143,625	(6,452)
	Chinese Yuan (Offshore)	Sell	8/16/18	139,702	142,578	2,876
	Euro	Sell	9/19/18	34,886	33,919	(967)
	Japanese Yen	Buy	8/16/18	58,020	58,743	(723)
	New Taiwan Dollar	Buy	8/16/18	1,095	629	466
	New Zealand Dollar	Sell	7/18/18	361,949	368,820	6,871
	Norwegian Krone	Buy	9/19/18	1,846,679	1,845,262	1,417
	South African Rand	Buy	7/18/18	130,534	144,762	(14,228)
	South African Rand	Sell	7/18/18	130,534	141,629	11,095
	Swedish Krona	Sell	9/19/18	102,021	111,138	9,117
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	202,705	213,199	(10,494)
	British Pound	Buy	9/19/18	142,097	143,736	(1,639)
	Chinese Yuan (Offshore)	Buy	8/16/18	137,173	143,530	(6,357)
	Chinese Yuan (Offshore)	Sell	8/16/18	139,702	142,528	2,826
	Euro	Buy	9/19/18	22,788	22,839	(51)
	Japanese Yen	Sell	8/16/18	139,973	139,920	(53)
	New Zealand Dollar	Sell	7/18/18	279,048	285,232	6,184
	Swedish Krona	Sell	9/19/18	270,248	275,232	4,984
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	242,299	262,034	(19,735)
	British Pound	Buy	9/19/18	70,982	71,402	(420)
	Canadian Dollar	Sell	7/18/18	271,022	278,271	7,249
	Euro	Sell	9/19/18	144,713	144,465	(248)
	Japanese Yen	Sell	8/16/18	66,802	64,269	(2,533)
	New Zealand Dollar	Sell	7/18/18	268,888	287,176	18,288
	Norwegian Krone	Buy	9/19/18	344,807	344,337	470
	Russian Ruble	Buy	9/19/18	140,722	142,416	(1,694)
	Russian Ruble	Sell	9/19/18	140,722	141,686	964
	Singapore Dollar	Buy	8/16/18	67,729	69,217	(1,488)
	Swedish Krona	Sell	9/19/18	385,117	391,602	6,485
NatWest Markets PLC
	Canadian Dollar	Sell	7/18/18	144,109	143,467	(642)
	Euro	Sell	9/19/18	142,481	141,795	(686)
	Japanese Yen	Buy	8/16/18	140,267	140,614	(347)
	Swedish Krona	Sell	9/19/18	372,753	381,229	8,476
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	221,503	237,710	(16,207)
	British Pound	Buy	9/19/18	67,671	68,559	(888)
	Canadian Dollar	Sell	7/18/18	70,532	69,928	(604)
	Euro	Sell	9/19/18	460,567	459,526	(1,041)
	Japanese Yen	Buy	8/16/18	68,048	68,515	(467)
	New Zealand Dollar	Sell	7/18/18	229,808	239,061	9,253

24 Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $18,820,154) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
State Street Bank and Trust Co. cont.
	Norwegian Krone	Buy	9/19/18	$561,832	$561,282	$550
	Swedish Krona	Sell	9/19/18	893,561	912,649	19,088
	Turkish Lira	Sell	9/19/18	295	292	(3)
UBS AG
	Australian Dollar	Buy	7/18/18	322,745	334,805	(12,060)
	Canadian Dollar	Buy	7/18/18	142,054	143,287	(1,233)
	Canadian Dollar	Sell	7/18/18	139,848	144,138	4,290
	Euro	Sell	9/19/18	39,937	39,639	(298)
	Japanese Yen	Sell	8/16/18	148,519	149,631	1,112
	New Zealand Dollar	Sell	7/18/18	336,686	359,552	22,866
	Norwegian Krone	Buy	9/19/18	281,501	280,831	670
	Swedish Krona	Sell	9/19/18	194,642	201,192	6,550
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	206,775	217,197	(10,422)
	Euro	Buy	9/19/18	6,695	6,710	(15)
	Japanese Yen	Sell	8/16/18	79,774	80,761	987
Unrealized appreciation						263,223
Unrealized (depreciation)						(270,800)
Total						$(7,577)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/18	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index
Mini (Short)	8	$783,456	$782,160	Sep-18	$22,802
Russell 2000
Index E-Mini
(Long)	75	6,161,509	6,178,125	Sep-18	(103,713)
S&P 500 Index
E-Mini (Long)	3	407,756	408,240	Sep-18	(9,452)
S&P 500 Index
E-Mini (Short)	35	4,757,148	4,762,800	Sep-18	58,672
S&P Mid Cap
400 Index E-Mini
(Long)	6	1,171,002	1,173,660	Sep-18	(23,301)
Tokyo Price
Index (Long)	11	1,719,712	1,719,324	Sep-18	(33,130)
U.S. Treasury
Bond 30 yr
(Long)	8	1,160,000	1,160,000	Sep-18	23,734

FUTURES
CONTRACTS
OUTSTANDING
at 6/30/18	Number				Unrealized
(Unaudited)	of	Notional		Expiration	appreciation/
cont.	contracts	amount	Value	date	(depreciation)
U.S. Treasury
Bond Ultra 30 yr
(Long)	17	$2,712,563	$2,712,563	Sep-18	$67,966
U.S. Treasury
Note 2 yr (Long)	30	6,354,844	6,354,844	Sep-18	3,096
U.S. Treasury
Note 2 yr (Short)	26	5,507,531	5,507,531	Sep-18	(3,302)
U.S. Treasury
Note 5 yr (Long)	62	7,044,266	7,044,266	Sep-18	26,720
U.S. Treasury
Note 10 yr (Long)	21	2,523,938	2,523,938	Sep-18	19,153
U.S. Treasury
Note 10 yr
(Short)	50	6,009,375	6,009,375	Sep-18	(45,396)
Unrealized appreciation					222,143
Unrealized (depreciation)					(218,294)
Total					$3,849

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18	Principal	Settlement
(proceeds receivable $2,972,852) (Unaudited)	amount	date	Value
Federal National Mortgage Association, 4.50%, 7/1/48	$1,000,000	7/12/18	$1,041,250
Federal National Mortgage Association, 3.00%, 8/1/48	1,000,000	8/13/18	967,578
Federal National Mortgage Association, 3.00%, 7/1/48	1,000,000	7/12/18	968,594
Total			$2,977,422

Putnam VT Global Asset Allocation Fund 25

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$3,206,400	$19,489	$(10,157)	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-	$8,914
					BBA — Quarterly
1,619,800	9,845	352	6/20/23	3 month USD-LIBOR-BBA —	2.75% — Semiannually	(9,283)
				Quarterly
3,932,800	881 E	(1,666)	9/19/20	3 month USD-LIBOR-BBA —	2.875% — Semiannually	(785)
				Quarterly
3,922,000	879 E	1,429	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-	550
					BBA — Quarterly
358,900	4,915 E	(2,673)	9/19/48	3 month USD-LIBOR-BBA —	3.00% — Semiannually	2,243
				Quarterly
33,000	452 E	244	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-	(208)
					BBA — Quarterly
47,600	14 E	39	9/19/23	3 month USD-LIBOR-BBA —	2.90% — Semiannually	25
				Quarterly
1,038,100	814 E	1,292	9/19/28	3 month USD-LIBOR-BBA —	2.95% — Semiannually	2,106
				Quarterly
1,038,500	814 E	(1,519)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-	(2,332)
					BBA — Quarterly
Total		$(12,659)				$1,230

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$1,967	$1,921	$—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	$(30)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
21,904	21,444	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(283)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
21,119	21,163	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	69
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
17,743	17,371	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	(229)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
7,430	6,903	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	458
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
3,188	3,093	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	(72)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
40,430	40,477	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	103
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
151,095	153,299	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	2,413
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
24,982	24,911	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	24
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
5,488	5,568	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	88
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
6,273,360	6,351,782	—	11/27/18	3 month USD-LIBOR-	Russell 1000 Total Return	(64,002)
				BBA plus 0.35% —	Index — Quarterly
				Quarterly

26 Putnam VT Global Asset Allocation Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$7,732,249	$7,541,650	$—	11/27/18	(3 month USD-LIBOR-	A basket (CGPUTQL2)	$(191,622)
				BBA plus 0.37%) —	of common stocks —
				Quarterly	Quarterly*
Credit Suisse International
142,948	143,096	—	1/12/41	4.50% (1 month USD-	Synthetic MBX Index	317
				LIBOR) — Monthly	4.50% 30 year Ginnie Mae II
					pools — Monthly
8,415	8,037	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	(319)
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
31,325	30,668	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	404
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
4,856	4,743	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(75)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
4,856	4,743	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	(75)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
20,493	20,041	—	1/12/40	4.00% (1 month USD-	Synthetic TRS Index	(277)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
JPMorgan Securities LLC
8,321	8,147	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	107
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
11,680	11,408	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	181
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		4,164
Upfront premium (paid)		—		Unrealized (depreciation)		(256,984)
Total		$—		Total		$(252,820)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
JPMorgan Chase & Co.	Financials	1,967	$205,000	2.72%
Alphabet, Inc. Class A	Information Technology	167	188,072	2.49%
Apple, Inc.	Information Technology	866	160,298	2.13%
Intuit, Inc.	Information Technology	769	157,142	2.08%
Texas Instruments, Inc.	Information Technology	1,297	142,971	1.90%
McDonald’s Corp.	Consumer Discretionary	899	140,872	1.87%
Occidental Petroleum Corp.	Energy	1,682	140,755	1.87%
American Express Co.	Financials	1,412	138,420	1.84%
Humana, Inc.	Health Care	462	137,453	1.82%
Danaher Corp.	Health Care	1,345	132,730	1.76%
Raytheon Co.	Industrials	681	131,648	1.75%
Cognizant Technology Solutions Corp. Class A	Information Technology	1,653	130,581	1.73%
Northrop Grumman Corp.	Industrials	418	128,559	1.70%
Constellation Brands, Inc. Class A	Consumer Staples	585	127,940	1.70%
TJX Cos., Inc. (The)	Consumer Discretionary	1,344	127,898	1.70%
Exxon Mobil Corp.	Energy	1,528	126,440	1.68%
eBay, Inc.	Information Technology	3,341	121,144	1.61%
PNC Financial Services Group, Inc. (The)	Financials	896	121,104	1.61%
Pfizer, Inc.	Health Care	3,202	116,164	1.54%
Lowe’s Cos., Inc.	Consumer Discretionary	1,197	114,390	1.52%

Putnam VT Global Asset Allocation Fund 27

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
American Electric Power Co., Inc.	Utilities	1,631	$112,960	1.50%
Honeywell International, Inc.	Industrials	739	106,413	1.41%
Baxter International, Inc.	Health Care	1,337	98,692	1.31%
Kimberly-Clark Corp.	Consumer Staples	905	95,306	1.26%
Johnson & Johnson	Health Care	760	92,165	1.22%
Norfolk Southern Corp.	Industrials	599	90,340	1.20%
Microsoft Corp.	Information Technology	913	90,031	1.19%
Duke Energy Corp.	Utilities	1,102	87,180	1.16%
NetApp, Inc.	Information Technology	1,093	85,848	1.14%
Facebook, Inc. Class A	Information Technology	441	85,743	1.14%
F5 Networks, Inc.	Information Technology	487	84,035	1.11%
Walt Disney Co. (The)	Consumer Discretionary	800	83,821	1.11%
Allstate Corp. (The)	Financials	911	83,158	1.10%
Fidelity National Information Services, Inc.	Information Technology	783	83,008	1.10%
Marathon Petroleum Corp.	Energy	1,150	80,686	1.07%
HP, Inc.	Information Technology	3,458	78,456	1.04%
Verizon Communications, Inc.	Telecommunication Services	1,521	76,522	1.01%
Sysco Corp.	Consumer Staples	1,106	75,499	1.00%
General Dynamics Corp.	Industrials	369	68,828	0.91%
Ross Stores, Inc.	Consumer Discretionary	782	66,254	0.88%
Kinder Morgan, Inc.	Energy	3,740	66,089	0.88%
Red Hat, Inc.	Information Technology	479	64,305	0.85%
Valero Energy Corp.	Energy	574	63,670	0.84%
Applied Materials, Inc.	Information Technology	1,319	60,922	0.81%
Harris Corp.	Industrials	420	60,759	0.81%
Exelon Corp.	Utilities	1,395	59,434	0.79%
UnitedHealth Group, Inc.	Health Care	241	59,006	0.78%
Merck & Co., Inc.	Health Care	968	58,786	0.78%
Waste Management, Inc.	Industrials	721	58,639	0.78%
Fiserv, Inc.	Information Technology	788	58,357	0.77%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BBB–/P	$273	$4,000	$415	5/11/63	300 bp — Monthly	$(139)
CMBX NA BBB–.6 Index	BBB–/P	482	8,000	830	5/11/63	300 bp — Monthly	(343)
CMBX NA BBB–.6 Index	BBB–/P	926	15,000	1,556	5/11/63	300 bp — Monthly	(622)
CMBX NA BBB–.6 Index	BBB–/P	912	16,000	1,659	5/11/63	300 bp — Monthly	(739)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	20	2,000	11	5/11/63	200 bp — Monthly	10
CMBX NA BB.6 Index	BB/P	2,215	9,000	1,729	5/11/63	500 bp — Monthly	494
CMBX NA BBB–.6 Index	BBB–/P	747	7,000	726	5/11/63	300 bp — Monthly	24
Credit Suisse International
CMBX NA A.6 Index	A/P	3,197	63,000	334	5/11/63	200 bp — Monthly	2,884
CMBX NA A.7 Index	A-/P	291	7,000	28	1/17/47	200 bp — Monthly	322
CMBX NA A.7 Index	A-/P	184	5,000	20	1/17/47	200 bp — Monthly	206
CMBX NA BBB–.6 Index	BBB–/P	2,067	19,000	1,970	5/11/63	300 bp — Monthly	106
CMBX NA BBB–.6 Index	BBB–/P	21,277	199,000	20,636	5/11/63	300 bp — Monthly	740
CMBX NA BBB–.7 Index	BBB–/P	1,379	21,000	1,487	1/17/47	300 bp — Monthly	(97)
CMBX NA BBB–.7 Index	BBB–/P	2,371	30,000	2,124	1/17/47	300 bp — Monthly	262

28 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International
CMBX NA A.6 Index	A/P	$61	$2,000	$11	5/11/63	200 bp — Monthly	$51
CMBX NA A.6 Index	A/P	263	4,000	21	5/11/63	200 bp — Monthly	243
CMBX NA A.6 Index	A/P	354	7,000	37	5/11/63	200 bp — Monthly	320
CMBX NA A.6 Index	A/P	456	9,000	48	5/11/63	200 bp — Monthly	411
CMBX NA A.6 Index	A/P	468	9,000	48	5/11/63	200 bp — Monthly	424
CMBX NA A.6 Index	A/P	433	14,000	74	5/11/63	200 bp — Monthly	363
CMBX NA A.6 Index	A/P	1,018	20,000	106	5/11/63	200 bp — Monthly	918
CMBX NA A.6 Index	A/P	753	24,000	127	5/11/63	200 bp — Monthly	634
CMBX NA A.6 Index	A/P	1,868	31,000	164	5/11/63	200 bp — Monthly	1,714
CMBX NA A.6 Index	A/P	3,382	55,000	292	5/11/63	200 bp — Monthly	3,109
CMBX NA BBB–.6 Index	BBB–/P	79	1,000	104	5/11/63	300 bp — Monthly	(24)
CMBX NA BBB–.6 Index	BBB–/P	204	3,000	311	5/11/63	300 bp — Monthly	(105)
CMBX NA BBB–.6 Index	BBB–/P	325	3,000	311	5/11/63	300 bp — Monthly	15
CMBX NA BBB–.6 Index	BBB–/P	261	5,000	519	5/11/63	300 bp — Monthly	(255)
CMBX NA BBB–.6 Index	BBB–/P	244	5,000	519	5/11/63	300 bp — Monthly	(272)
CMBX NA BBB–.6 Index	BBB–/P	248	5,000	519	5/11/63	300 bp — Monthly	(268)
CMBX NA BBB–.6 Index	BBB–/P	772	7,000	726	5/11/63	300 bp — Monthly	49
CMBX NA BBB–.6 Index	BBB–/P	604	7,000	726	5/11/63	300 bp — Monthly	(118)
CMBX NA BBB–.6 Index	BBB–/P	919	19,000	1,970	5/11/63	300 bp — Monthly	(1,042)
CMBX NA BBB–.6 Index	BBB–/P	2,679	22,000	2,281	5/11/63	300 bp — Monthly	408
CMBX NA BBB–.6 Index	BBB–/P	4,033	43,000	4,459	5/11/63	300 bp — Monthly	(405)
CMBX NA BBB–.6 Index	BBB–/P	3,608	48,000	4,978	5/11/63	300 bp — Monthly	(1,345)
CMBX NA BBB–.7 Index	BBB–/P	887	12,000	850	1/17/47	300 bp — Monthly	43
JPMorgan Securities LLC
CMBX NA BB.6 Index	BB/P	636	3,000	576	5/11/63	500 bp — Monthly	62
CMBX NA BB.6 Index	BB/P	635	3,000	576	5/11/63	500 bp — Monthly	61
CMBX NA A.6 Index	A/P	51	1,000	5	5/11/63	200 bp — Monthly	46
CMBX NA A.6 Index	A/P	186	3,000	16	5/11/63	200 bp — Monthly	171
CMBX NA A.6 Index	A/P	319	7,000	37	5/11/63	200 bp — Monthly	284
CMBX NA A.6 Index	A/P	406	8,000	42	5/11/63	200 bp — Monthly	366
CMBX NA A.6 Index	A/P	726	24,000	127	5/11/63	200 bp — Monthly	607
CMBX NA A.6 Index	A/P	786	24,000	127	5/11/63	200 bp — Monthly	667
CMBX NA A.6 Index	A/P	1,707	29,000	154	5/11/63	200 bp — Monthly	1,562
CMBX NA A.6 Index	A/P	929	33,000	175	5/11/63	200 bp — Monthly	765
CMBX NA A.6 Index	A/P	1,501	33,000	175	5/11/63	200 bp — Monthly	1,338
CMBX NA A.6 Index	A/P	2,902	60,000	318	5/11/63	200 bp — Monthly	2,604
CMBX NA A.6 Index	A/P	7,051	117,000	620	5/11/63	200 bp — Monthly	6,470
CMBX NA BBB–.6 Index	BBB–/P	311	2,000	207	5/11/63	300 bp — Monthly	104
CMBX NA BBB–.6 Index	BBB–/P	336	3,000	311	5/11/63	300 bp — Monthly	27
CMBX NA BBB–.6 Index	BBB–/P	423	3,000	311	5/11/63	300 bp — Monthly	113
CMBX NA BBB–.6 Index	BBB–/P	430	4,000	415	5/11/63	300 bp — Monthly	17
CMBX NA BBB–.6 Index	BBB–/P	430	4,000	415	5/11/63	300 bp — Monthly	17
CMBX NA BBB–.6 Index	BBB–/P	567	5,000	519	5/11/63	300 bp — Monthly	51
CMBX NA BBB–.6 Index	BBB–/P	550	5,000	519	5/11/63	300 bp — Monthly	34
CMBX NA BBB–.6 Index	BBB–/P	3,519	20,000	2,074	5/11/63	300 bp — Monthly	1,455
CMBX NA BBB–.6 Index	BBB–/P	13,652	114,000	11,822	5/11/63	300 bp — Monthly	1,888
CMBX NA BBB–.7 Index	BBB–/P	1,692	14,000	991	1/17/47	300 bp — Monthly	708
Merrill Lynch International
CMBX NA BBB–.6 Index	BBB–/P	445	4,000	415	5/11/63	300 bp — Monthly	32

Putnam VT Global Asset Allocation Fund 29

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BBB–/P	$968	$7,000	$726	5/11/63	300 bp — Monthly	$246
CMBX NA BB.6 Index	BB/P	737	3,000	576	5/11/63	500 bp — Monthly	163
CMBX NA BB.6 Index	BB/P	1,478	6,000	1,153	5/11/63	500 bp — Monthly	331
CMBX NA BBB–.6 Index	BBB–/P	1,212	10,000	1,037	5/11/63	300 bp — Monthly	180
Upfront premium received		104,845	Unrealized appreciation				34,119
Upfront premium (paid)		—	Unrealized (depreciation)				(5,774)
Total		$104,845	Total				$28,345

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.7 Index	$(605)	$3,000	$437	1/17/47	(500 bp) — Monthly	$(171)
CMBX NA BB.7 Index	(490)	3,000	437	1/17/47	(500 bp) — Monthly	(56)
CMBX NA BB.7 Index	(471)	3,000	437	1/17/47	(500 bp) — Monthly	(37)
CMBX NA BB.9 Index	(619)	4,000	670	9/17/58	(500 bp) — Monthly	47
CMBX NA BB.9 Index	(616)	4,000	670	9/17/58	(500 bp) — Monthly	50
CMBX NA BB.9 Index	(313)	2,000	335	9/17/58	(500 bp) — Monthly	20
Credit Suisse International
CMBX NA BB.7 Index	(1,006)	57,000	10,950	5/11/63	(500 bp) — Monthly	9,896
CMBX NA BB.7 Index	(3,125)	19,000	2,765	1/17/47	(500 bp) — Monthly	(377)
CMBX NA BB.7 Index	(1,291)	7,000	1,019	1/17/47	(500 bp) — Monthly	(279)
CMBX NA BB.9 Index	(1,117)	7,000	1,172	9/17/58	(500 bp) — Monthly	49
Goldman Sachs International
CMBX NA BB.6 Index	(1,739)	17,000	3,266	5/11/63	(500 bp) — Monthly	1,512
CMBX NA BB.7 Index	(303)	2,000	291	1/17/47	(500 bp) — Monthly	(13)
CMBX NA BB.7 Index	(2,234)	11,000	1,601	1/17/47	(500 bp) — Monthly	(642)
CMBX NA BB.7 Index	(983)	6,000	873	1/17/47	(500 bp) — Monthly	(115)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(480)	3,000	437	1/17/47	(500 bp) — Monthly	(46)
CMBX NA BB.7 Index	(479)	3,000	437	1/17/47	(500 bp) — Monthly	(45)
CMBX NA BB.7 Index	(388)	2,000	291	1/17/47	(500 bp) — Monthly	(98)
CMBX NA A.6 Index	(19)	2,000	11	5/11/63	(200 bp) — Monthly	(9)
CMBX NA A.7 Index	(169)	8,000	32	1/17/47	(200 bp) — Monthly	(203)
CMBX NA BB.6 Index	(141)	1,000	192	5/11/63	(500 bp) — Monthly	51
CMBX NA BB.7 Index	(1,027)	6,000	873	1/17/47	(500 bp) — Monthly	(159)
CMBX NA BB.7 Index	(720)	4,000	582	1/17/47	(500 bp) — Monthly	(141)
CMBX NA BB.7 Index	(626)	4,000	582	1/17/47	(500 bp) — Monthly	(47)
CMBX NA BB.7 Index	(471)	3,000	437	1/17/47	(500 bp) — Monthly	(37)
CMBX NA BB.7 Index	(584)	3,000	437	1/17/47	(500 bp) — Monthly	(150)
CMBX NA BB.7 Index	(487)	3,000	437	1/17/47	(500 bp) — Monthly	(53)
CMBX NA BB.7 Index	(397)	2,000	291	1/17/47	(500 bp) — Monthly	(108)
CMBX NA BB.7 Index	(197)	1,000	146	1/17/47	(500 bp) — Monthly	(52)
CMBX NA BBB–.7 Index	(294)	4,000	283	1/17/47	(300 bp) — Monthly	(13)
CMBX NA BBB–.7 Index	(294)	4,000	283	1/17/47	(300 bp) — Monthly	(13)
CMBX NA BBB–.7 Index	(181)	2,000	142	1/17/47	(300 bp) — Monthly	(40)

30 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Merrill Lynch International
CMBX NA BB.7 Index	$(2,776)	$16,000	$2,328	1/17/47	(500 bp) — Monthly	$(461)
CMBX NA BB.9 Index	(311)	2,000	335	9/17/58	(500 bp) — Monthly	22
CMBX NA BB.9 Index	(308)	2,000	335	9/17/58	(500 bp) — Monthly	25
CMBX NA BBB–.7 Index	(328)	4,000	283	1/17/47	(300 bp) — Monthly	(47)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(408)	4,000	283	1/17/47	(300 bp) — Monthly	(126)
CMBX NA BB.7 Index	(1,207)	6,000	873	1/17/47	(500 bp) — Monthly	(339)
CMBX NA BB.7 Index	(964)	5,000	728	1/17/47	(500 bp) — Monthly	(241)
CMBX NA BB.7 Index	(1,007)	5,000	728	1/17/47	(500 bp) — Monthly	(287)
Upfront premium received	—		Unrealized appreciation			11,672
Upfront premium (paid)	(29,175)		Unrealized (depreciation)			(4,405)
Total	$(29,175)		Total			$7,267

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30 Index	B+/P	$(34,882)	$586,000	$34,451	6/20/23	500 bp —	$464
						Quarterly
NA Investment Grade Index	BBB+/P	(53,554)	3,300,000	48,820	6/20/23	100 bp —	(3,726)
						Quarterly
Total		$(88,436)					$(3,262)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 30 Index	$181,456	$2,908,000	$170,961	6/20/23	(500 bp) — Quarterly	$6,053

Total	$181,456					$6,053

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Global Asset Allocation Fund 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,188,822	$935,288	$—
Capital goods	5,443,665	608,686	—
Communication services	2,032,486	201,655	271
Conglomerates	406,313	—	—
Consumer cyclicals	10,284,100	1,063,872	—
Consumer staples	5,516,502	816,309	—
Energy	3,586,883	895,793	2,687
Financials	13,342,805	1,712,321	—
Health care	8,825,069	1,145,241	—
Technology	16,994,116	115,981	—
Transportation	1,165,702	311,597	—
Utilities and power	2,260,556	388,292	—
Total common stocks	72,047,019	8,195,035	2,958
Asset-backed securities	—	569,533	—
Commodity linked notes	—	921,833	—
Convertible bonds and notes	—	16,306	—
Convertible preferred stocks	—	16,421	—
Corporate bonds and notes	—	22,078,702	3
Foreign government and agency bonds and notes	—	496,084	—
Mortgage-backed securities	—	2,370,432	—
Preferred stocks	17,884	—	—
Purchased options outstanding	—	444	—
Senior loans	—	219,286	—
U.S. government and agency mortgage obligations	—	16,945,868	—
Warrants	97	—	—
Short-term investments	19,947,904	994,095	—
Totals by level	$92,012,904	$52,824,039	$2,961

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(7,577)	$—
Futures contracts	3,849	—	—
TBA sale commitments	—	(2,977,422)	—
Interest rate swap contracts	—	13,889	—
Total return swap contracts	—	(252,820)	—
Credit default contracts	—	(130,287)	—
Totals by level	$3,849	$(3,354,217)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/18 (Unaudited)

Assets
Investment in securities, at value, (Notes 1 and 9):
Unaffiliated issuers (identified cost $116,499,567)	$124,892,000
Affiliated issuers (identified cost $19,947,904) (Notes 1 and 5)	19,947,904
Cash	22,360
Foreign currency (cost $19,458) (Note 1)	19,372
Dividends, interest and other receivables	628,828
Receivable for shares of the fund sold	4,328
Receivable for investments sold	1,133,546
Receivable for sales of delayed delivery securities (Note 1)	1,940,817
Receivable for variation margin on futures contracts (Note 1)	8,157
Receivable for variation margin on centrally cleared swap contracts (Note 1)	573
Unrealized appreciation on forward currency contracts (Note 1)	263,223
Unrealized appreciation on OTC swap contracts (Note 1)	49,955
Premium paid on OTC swap contracts (Note 1)	29,175
Total assets	148,940,238

Liabilities
Payable for investments purchased	53,553
Payable for purchases of delayed delivery securities (Note 1)	4,211,201
Payable for shares of the fund repurchased	99,504
Payable for compensation of Manager (Note 2)	69,529
Payable for custodian fees (Note 2)	37,730
Payable for investor servicing fees (Note 2)	16,691
Payable for Trustee compensation and expenses (Note 2)	122,223
Payable for administrative services (Note 2)	540
Payable for distribution fees (Note 2)	8,764
Payable for variation margin on futures contracts (Note 1)	22,188
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,146
Unrealized depreciation on OTC swap contracts (Note 1)	267,163
Premium received on OTC swap contracts (Note 1)	104,845
Unrealized depreciation on forward currency contracts (Note 1)	270,800
TBA sale commitments, at value (proceeds receivable $2,972,852) (Note 1)	2,977,422
Other accrued expenses	83,671
Total liabilities	8,346,970

Net assets	$140,593,268

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$124,866,285
Undistributed net investment income (Note 1)	1,294,536
Accumulated net realized gain on investments and foreign currency transactions (Note 1)	6,262,244
Net unrealized appreciation of investments and assets and liabilities in foreign currencies	8,170,203
Total — Representing net assets applicable to capital shares outstanding	$140,593,268

Computation of net asset value Class IA
Net assets	$98,616,764
Number of shares outstanding	6,051,153
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.30

Computation of net asset value Class IB
Net assets	$41,976,504
Number of shares outstanding	2,541,856
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.51

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Statement of operations
Six months ended 6/30/18 (Unaudited)

Investment income
Interest (including interest income of $193,211 from investments in affiliated issuers) (Note 5)	$1,075,423
Dividends (net of foreign tax of $36,459)	1,024,469
Securities lending (net of expenses) (Notes 1 and 5)	3,031
Total investment income	2,102,923

Expenses
Compensation of Manager (Note 2)	428,831
Investor servicing fees (Note 2)	51,107
Custodian fees (Note 2)	31,024
Trustee compensation and expenses (Note 2)	4,156
Distribution fees (Note 2)	54,806
Administrative services (Note 2)	1,601
Auditing and tax fees	60,517
Other	31,868
Total expenses	663,910

Expense reduction (Note 2)	(101)
Net expenses	663,809

Net investment income	1,439,114

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	7,467,981
Foreign currency transactions (Note 1)	(5,500)
Forward currency contracts (Note 1)	(239,689)
Futures contracts (Note 1)	(44,674)
Swap contracts (Note 1)	308,407
Written options (Note 1)	94,338
Total net realized gain	7,580,863

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(9,032,506)
Assets and liabilities in foreign currencies	(1,715)
Forward currency contracts	121,792
Futures contracts	(27,738)
Swap contracts	(261,972)
Written options	(31,068)
Total change in net unrealized depreciation	(9,233,207)

Net loss on investments	(1,652,344)

Net decrease in net assets resulting from operations	$(213,230)

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets
	Six months	Year ended
	ended 6/30/18*	12/31/17
Increase (decrease) in net assets
Operations:
Net investment income	$1,439,114	$2,646,656
Net realized gain on investments and foreign currency transactions	7,580,863	11,504,010
Net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(9,233,207)	7,214,239
Net increase (decrease) in net assets resulting from operations	(213,230)	21,364,905
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(2,105,084)	(1,788,913)
Class IB	(790,406)	(637,380)
Net realized short-term gain on investments
Class IA	(2,509,260)	(30,116)
Class IB	(1,070,640)	(12,498)
From net realized long-term gain on investments
Class IA	(5,338,493)	(3,613,966)
Class IB	(2,277,806)	(1,499,718)
Increase in capital from settlement payments	—	1,025
Increase (decrease) from capital share transactions (Note 4)	3,371,556	(6,804,288)
Total increase (decrease) in net assets	(10,933,363)	6,979,051
Net assets:
Beginning of period	151,526,631	144,547,580
End of period (including undistributed net investment income of $1,294,536 and $2,750,912, respectively)	$140,593,268	$151,526,631

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 35

Financial highlights (For a common share outstanding throughout the period)
INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss) [a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%) [b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%) [b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)
Class IA
6/30/18†	$18.14	.18	(.24)	(.06)	(.38)	(1.40)	(1.78)	—	$16.30	(.10)*	$98,617	.42*	1.03*	76*f
12/31/17	16.55	.32	2.18	2.50	(.30)	(.61)	(.91)	—[e]	18.14	15.67	104,826.86		1.87	208 [f]
12/31/16	17.06	.27	.81	1.08	(.38)	(1.21)	(1.59)	—	16.55	6.98	103,689	.87[g,h]	1.66 [g,h]	384 [f]
12/31/15	19.21	.27	(.11)	.16	(.48)	(1.83)	(2.31)	—	17.06	.42	112,027.86		1.51	339 [f]
12/31/14	18.77	.32	1.40	1.72	(.51)	(.77)	(1.28)	—	19.21	9.66	131,554.87		1.73	339 [f]
12/31/13	16.01	.31	2.81	3.12	(.36)	—	(.36)	—	18.77	19.78	139,872.89		1.82	164[i]
Class IB
6/30/18†	$18.33	.16	(.25)	(.09)	(.33)	(1.40)	(1.73)	—	$16.51	(.25)*	$41,977	.54*	.90*	76*f
12/31/17	16.72	.28	2.20	2.48	(.26)	(.61)	(.87)	—[e]	18.33	15.34	46,701	1.11	1.61	208 [f]
12/31/16	17.21	.23	.82	1.05	(.33)	(1.21)	(1.54)	—	16.72	6.71	40,859	1.12[g,h]	1.41[g,h]	384 [f]
12/31/15	19.35	.23	(.12)	.11	(.42)	(1.83)	(2.25)	—	17.21	.17	44,091	1.11	1.26	339 [f]
12/31/14	18.88	.28	1.41	1.69	(.45)	(.77)	(1.22)	—	19.35	9.42	51,339	1.12	1.48	339 [f]
12/31/13	16.10	.27	2.83	3.10	(.32)	—	(.32)	—	18.88	19.49	57,856	1.14	1.58	164[i]

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects a non-recurring reimbursement pursuant to a settlement between the Securities and Exchange Commission (the SEC) and Countrywide Financial which amounted to less than $0.01 per share outstanding on November 29, 2017.

f Portfolio turnover includes TBA purchase and sale commitments.

g Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets
December 31, 2016	0.02%

h Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

I Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %
December 31, 2013	376%

The accompanying notes are an integral part of these financial statements.

36 Putnam VT Global Asset Allocation Fund

Notes to financial statements 06/30/18 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2018 through June 30, 2018.

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Putnam VT Global Asset Allocation Fund 37

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a

38 Putnam VT Global Asset Allocation Fund

master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed

Putnam VT Global Asset Allocation Fund 39

to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $349,090 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $332,851 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $134,413,862, resulting in gross unrealized appreciation and depreciation of $11,670,227 and $4,594,553, respectively, or net unrealized appreciation of $7,075,674.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 41.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.294% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2020, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam

40 Putnam VT Global Asset Allocation Fund

Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$35,636
Class IB	15,471
Total	$51,107

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $101 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $108, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$95,603,022	$105,428,954
U.S. government securities
(Long-term)	—	—
Total	$95,603,022	$105,428,954

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/18		Year ended 12/31/17		Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	59,678	$1,054,905	87,499	$1,489,223	149,400	$2,628,765	408,541	$7,090,944
Shares issued in connection with
reinvestment of distributions	627,543	9,952,837	332,904	5,432,995	257,391	4,138,852	130,121	2,149,596
	687,221	11,007,742	420,403	6,922,218	406,791	6,767,617	538,662	9,240,540
Shares repurchased	(414,309)	(7,149,064)	(906,555)	(15,464,493)	(412,158)	(7,254,739)	(435,552)	(7,502,553)
Net increase (decrease)	272,912	$3,858,678	(486,152)	$(8,542,275)	(5,367)	$(487,122)	103,110	$1,737,987

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/17	Purchase cost	Sale proceeds	Investment income	6/30/18
Short-term investments
Putnam Cash Collateral Pool, LLC*	$1,312,325	$5,918,489	$7,230,814	$7,474	$—
Putnam Short Term Investment
Fund**	21,843,002	23,118,845	25,013,943	193,211	19,947,904
Total Short-term investments	$23,155,327	$29,037,334	$32,244,757	$200,685	$19,947,904

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Putnam VT Global Asset Allocation Fund 41

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased currency options (contract amount)	$1,500,000
Written currency options (contract amount)	$680,000
Written swap option contracts (contract amount)	$31,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$37,100,000
Centrally cleared interest rate swap contracts (notional)	$14,300,000
OTC total return swap contracts (notional)	$14,600,000
OTC credit default contracts (notional)	$1,700,000
Centrally cleared credit default contracts (notional)	$6,500,000
Warrants (number of warrants)	200

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for
as hedging instruments under	Statement of assets and		Statement of assets and
ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$121,703*	Unrealized depreciation	$251,990*
Foreign exchange contracts	Investments, Receivables	263,667	Payables	270,800
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	81,571*	Unrealized depreciation	425,220*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	170,515*	Unrealized depreciation	61,851*
Total		$637,456		$1,009,861

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

42 Putnam VT Global Asset Allocation Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(16,826)	$(16,826)
Foreign exchange contracts	—	(22,433)	—	(239,689)	—	$(262,122)
Equity contracts	—	—	436,842	—	341,240	$778,082
Interest rate contracts	—	36,377	(481,516)	—	(16,007)	$(461,146)
Total	$—	$13,944	$(44,674)	$(239,689)	$308,407	$37,988

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as				Forward currency
hedging instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$37,817	$37,817
Foreign exchange contracts	—	(3,365)	—	121,792	—	$118,427
Equity contracts	(76)	—	(170,477)	—	(304,900)	$(475,453)
Interest rate contracts	—	(36,383)	142,739	—	5,111	$111,467
Total	$(76)	$(39,748)	$(27,738)	$121,792	$(261,972)	$(207,742)

Putnam VT Global Asset Allocation Fund 43

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$573	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$573
OTC Total return
swap contracts*#	—	3,067	—	88	—	721	—	—	—	288	—	—	—	—	—	—	—	4,164
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	53	—	—	—	—	—	—	—	—	—	—	—	53
OTC Credit default contracts —
protection purchased*#	—	—	—	—	2,967	15,828	6,001	—	—	5,825	3,262	—	2,593	—	—	—	—	36,476
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	8,157	—	—	—	—	—	8,157
Forward currency contracts#	17,140	4,207	—	53,167	—	14,510	52,907	13,994	33,456	—	—	—	—	8,476	28,891	35,488	987	263,223
Purchased options**#	—	70	—	—	—	—	70	304	—	—	—	—	—	—	—	—	—	444
Total Assets	$17,140	$7,344	$573	$53,255	$2,967	$31,112	$58,978	$14,298	$33,456	$6,113	$3,262	$8,157	$2,593	$8,476	$28,891	$35,488	$987	$313,090
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	305	—	—	—	—	—	—	—	—	—	—	—	—	—	—	305
OTC Total return
swap contracts*#	—	614	—	255,624	—	319	427	—	—	—	—	—	—	—	—	—	—	256,984
OTC Credit default contracts —
protection sold*#	4,436	—	—	—	2,454	26,396	19,051	—	—	20,328	413	—	3,475	—	—	—	—	76,553
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	34	—	—	—	—	—	—	—	34
Centrally cleared credit
default contracts§	—	—	841	—	—	—	—	—	—	—	—	—	—	—	—	—	—	841
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	22,188	—	—	—	—	—	22,188
Forward currency contracts#	26,439	18,214	—	39,131	—	27,348	70,043	18,594	26,118	—	—	—	—	1,675	19,210	13,591	10,437	270,800
Total Liabilities	$30,875	$18,828	$1,146	$294,755	$2,454	$54,063	$89,521	$18,594	$26,118	$20,362	$413	$22,188	$3,475	$1,675	$19,210	$13,591	$10,437	$627,705
Total Financial and Derivative
Net Assets	$(13,735)	$(11,484)	$(573)	$(241,500)	$513	$(22,951)	$(30,543)	$(4,296)	$7,338	$(14,249)	$2,849	$(14,031)	$(882)	$6,801	$9,681	$21,897	$(9,450)	$(314,615)
Total collateral
received (pledged)†##	$—	$—	$—	$(211,892)	$—	$—	$(30,543)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(13,735)	$(11,484)	$(573)	$(29,608)	$513	$(22,951)	$—	$(4,296)	$7,338	$(14,249)	$2,849	$(14,031)	$(882)	$6,801	$9,681	$21,897	$(9,450)
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(211,892)	$—	$—	$(120,959)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(332,851)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $498,257 and $96,890, respectively.

Note 10 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

44 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 45

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel discussed with representatives of Putnam Management the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review, identifying possible changes in these materials that might be necessary or desirable for the coming year. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2018, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2018, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2018 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2018. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with some minor exceptions, the funds’ current fee arrangements under the management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (In a few instances, funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee structure for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee rates as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management have implemented certain expense limitations that were in effect during your fund’s fiscal year ending in 2017. These expense limitations were: (i) a contractual expense limitation applicable to all open-end funds of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor

46 Putnam VT Global Asset Allocation Fund

servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2017. Putnam Management has agreed to maintain these expense limitations until at least April 30, 2020. Putnam Management’s support for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the third quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2017. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2017 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding fees charged by Putnam Management and its affiliates to institutional clients, including defined benefit pension and profit-sharing plans and sub-advised mutual funds. This information included, in cases where an institutional product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these different types of clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with the funds’ portfolio teams and with the Chief Investment Officers and other senior members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that 2017 was a strong year for the performance of the Putnam funds, with generally favorable results for most asset classes, including U.S. equity, international and global equity, taxable and tax exempt fixed income, and global asset allocation Funds. In this regard, the Trustees considered that, for the one-year period ended December 31, 2017, the Putnam open-end Funds’ performance, on an asset-weighted basis, ranked in the 32nd percentile of their Lipper peers (excluding those Putnam funds that are evaluated based on their total returns and/or comparisons of those returns versus selected investment benchmarks or targeted annual returns). The Trustees observed that this strong performance has continued a positive trend that began in mid-year 2016 across most Putnam funds. They noted that the longer-term performance of the Putnam funds continued to be strong, exemplified by the fact that the Putnam funds were ranked by the Barron’s/Lipper Fund Families survey as the 7th-best performing mutual fund complex out of 55 complexes for the five-year period ended December 31, 2017 and the 9th-best performing mutual fund complex out of 50 complexes for the ten-year period ended 2017. In addition, the survey ranked the Putnam funds 7th out of 59 mutual fund complexes for the one-year period ended 2017; the Putnam funds have ranked 1st or 2nd in the survey for the one-year period three times since 2009 (most recently in 2013). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2017 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam Funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed

Putnam VT Global Asset Allocation Fund 47

the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and, in most cases, comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. (“Lipper”) peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Alloc Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2017 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the three-year and five-year periods ended December 31, 2017, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2017, there were 264, 249 and 209 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management continued to strengthen its fundamental research capabilities by adding new investment personnel.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft dollars continues to be used to pay fund expenses. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. The Trustees also indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

48 Putnam VT Global Asset Allocation Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2018, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Kenneth R. Leibler, Chair
One Post Office Square	Mailing address:	Liaquat Ahamed
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	Robert E. Patterson
George Putnam, III
The Putnam Advisory Company, LLC	Legal Counsel	Robert L. Reynolds
One Post Office Square	Ropes & Gray LLP	Manoj P. Singh
Boston, MA 02109

Marketing Services
Putnam Retail Management
One Post Office Square
Boston, MA 02109

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Global Asset Allocation Fund 49

This report has been prepared for the shareholders	H505
of Putnam VT Global Asset Allocation Fund.	VTSA062 312021 8/18

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 28, 2018